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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-10395

                      Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Global High Yield Fund

 Schedule of Investments 7/31/13

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 5.4%

 Energy - 1.2%

 Oil & Gas Drilling - 0.1%

 2,475,000

 NR/NR

 Vantage Drilling Co., 7.875%, 9/1/42

 $

 2,872,547

 Oil & Gas Exploration & Production - 0.7%

 2,130,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 2,019,506

 9,000,000

 NR/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 10,074,375

 $

 12,093,881

 Coal & Consumable Fuels - 0.4%

 1,075,000

 B/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 1,001,766

 6,780,000

 B+/NR

 Alpha Natural Resources, Inc., 3.75%, 12/15/17

 6,025,725

 574,000

 CCC/NR

 James River Coal Co., 10.0%, 6/1/18 (144A)

 342,965

 $

 7,370,456

 Total Energy

 $

 22,336,884

 Materials - 0.7%

 Construction Materials - 0.7%

 10,300,000

 NR/NR

 Cemex SAB de CV, 3.75%, 3/15/18

 $

 13,557,375

 Forest Products - 0.0%†

 12,150,000

 NR/WR

 Sino-Forest Corp., 5.0%, 8/1/13

 $

 60,750

 Total Materials

 $

 13,618,125

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 1,250,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 1,402,344

 Total Capital Goods

 $

 1,402,344

 Automobiles & Components - 1.0%

 Automobile Manufacturers - 1.0%

 9,315,000

 BB+/Baa3

 Ford Motor Co., 4.25%, 11/15/16

 $

 18,146,784

 Total Automobiles & Components

 $

 18,146,784

 Consumer Durables & Apparel - 0.3%

 Homebuilding - 0.3%

 4,640,000

 B/B2

 KB Home, 1.375%, 2/1/19

 $

 4,718,300

 Total Consumer Durables & Apparel

 $

 4,718,300

 Food, Beverage & Tobacco - 0.2%

 Distillers & Vintners - 0.1%

 2,079,248

 NR/NR

 CEDC Finance Corp International, Inc., 10.0%, 4/30/18

 $

 1,632,210

 Tobacco - 0.1%

 1,635,000

 CCC+/Caa2

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 1,683,028

 Total Food, Beverage & Tobacco

 $

 3,315,238

 Real Estate - 0.2%

 Real Estate Operating Companies - 0.2%

 2,805,000

 B/B3

 Forest City Enterprises, Inc., 4.25%, 8/15/18

 $

 3,025,894

 Total Real Estate

 $

 3,025,894

 Software & Services - 0.6%

 Internet Software & Services - 0.2%

 3,485,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 $

 3,389,162

 Application Software - 0.4%

 1,025,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 1,263,953

 6,365,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31

 6,484,344

 $

 7,748,297

 Total Software & Services

 $

 11,137,459

 Technology Hardware & Equipment - 0.1%

 Electronic Components - 0.1%

 1,605,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 1,465,566

 Total Technology Hardware & Equipment

 $

 1,465,566

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductor Equipment - 0.7%

 3,400,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 3,956,750

 5,515,000

 BBB-/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 8,524,122

 $

 12,480,872

 Semiconductors - 0.3%

 10,750,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 $

 6,235,000

 535,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13 (e)

 136,425

 $

 6,371,425

 Total Semiconductors & Semiconductor Equipment

 $

 18,852,297

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $86,063,438)

 $

 98,018,891

 PREFERRED STOCKS - 1.6%

 Energy - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

 131,100

 7.62

 B+/Ba2

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 3,458,418

 Total Energy

 $

 3,458,418

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 3,428

 CEVA Group Plc *

 $

 3,085,353

 Total Transportation

 $

 3,085,353

 Consumer Services - 0.1%

 Hotels, Resorts & Cruise Lines - 0.1%

 17,350

 NR/NR

 Perseus Holding Corp., 14.0%, 4/15/14 (144A)

 $

 1,431,375

 Total Consumer Services

 $

 1,431,375

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.5%

 355,600

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 9,441,180

 Consumer Finance - 0.2%

 3,100

 CCC+/B3

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 3,070,938

 Total Diversified Financials

 $

 12,512,118

 Insurance - 0.2%

 Reinsurance - 0.2%

 4,500,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 4,611,150

 Total Insurance

 $

 4,611,150

 Utilities - 0.2%

 Electric Utilities - 0.2%

 212,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 4,873,880

 Total Utilities

 $

 4,873,880

 TOTAL PREFERRED STOCKS

 (Cost $ )

 $

 29,972,294

 CONVERTIBLE PREFERRED STOCKS - 0.0%†

 Banks - 0.0%†

 Diversified Banks - 0.0%†

 445

 BBB+/Ba1

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 517,535

 Total Banks

 $

 517,535

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $467,249)

 $

 517,535

 Shares

 COMMON STOCKS - 1.0%

 Energy - 0.1%

 Oil & Gas Drilling - 0.1%

 46,147

 Rowan Companies Plc *

 $

 1,585,149

 Oil & Gas Exploration & Production - 0.0%†

 1

 Norse Energy Corp ASA *

 $

 0

 Total Energy

 $

 1,585,149

 Materials - 0.3%

 Diversified Metals & Mining - 0.2%

 6,615,974

 Blaze Recycling & Metals LLC * (c)

 $

 727,757

 95,846

 Freeport-McMoRan Copper & Gold, Inc.

 2,710,525

 $

 3,438,282

 Steel - 0.1%

 134,106

 Vale SA (A.D.R.)

 $

 1,650,845

 Forest Products - 0.0%†

 244,090

 Ainsworth Lumber Co, Ltd. *

 $

 809,783

 14,559,000

 Sino-Forest Corp. *

 72,795

 $

 882,578

 Total Materials

 $

 5,971,705

 Capital Goods - 0.1%

 Building Products - 0.1%

 894

 Panolam Holdings Co. * (c)

 $

 715,200

 Total Capital Goods

 $

 715,200

 Transportation - 0.2%

 Air Freight & Logistics - 0.0%†

 1,584

 CEVA Group Plc *

 $

 1,108,555

 Marine - 0.2%

 2,370,345

 Horizon Lines, Inc. *

 $

 3,152,559

 Total Transportation

 $

 4,261,114

 Consumer Durables & Apparel - 0.1%

 Leisure Products - 0.1%

 4,074,747

 Emerald Plantation Holdings, Ltd. *

 $

 855,697

 Total Consumer Durables & Apparel

 $

 855,697

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 24,638

 BTA Bank JSC (G.D.R.) (144A) *

 $

 22,462

 33,500

 Lorenz Re *

 3,466,245

 $

 3,488,707

 Total Diversified Financials

 $

 3,488,707

 Real Estate - 0.0%†

 Real Estate Development - 0.0%†

 161,215

 Newhall Land Development LLC *

 $

 564,252

 Total Real Estate

 $

 564,252

 Software & Services - 0.0%†

 Data Processing & Outsourced Services - 0.0%†

 33,046

 Perseus Holdings, Ltd. *

 $

 82,615

 Total Software & Services

 $

 82,615

 TOTAL COMMON STOCKS

 (Cost $28,213,434)

 $

 17,524,439

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.9%

 Materials - 0.2%

 Aluminum - 0.1%

 1,500,000

 6.55

 B-/B3

 Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)

 $

 1,466,328

 Steel - 0.1%

 442,580

 0.28

 CCC/Ca

 ACE Securities Corp Home Equity Loan Trust Series 2007-HE1, Floating Rate Note, 1/25/37

 $

 139,334

 1,350,000

 1.24

 AA+/A3

 Bear Stearns Asset Backed Securities I Trust 2004-BO1, Floating Rate Note, 10/25/34

 1,244,583

 $

 1,383,917

 Total Materials

 $

 2,850,245

 Transportation - 0.1%

 Airlines - 0.1%

 1,213,302

 BB+/Ba2

 Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17

 $

 1,266,445

 Total Transportation

 $

 1,266,445

 Consumer Services - 0.0%†

 Hotels, Resorts & Cruise Lines - 0.0%†

 638,445

 NR/NR

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 $

 628,270

 Total Consumer Services

 $

 628,270

 Banks - 1.0%

 Thrifts & Mortgage Finance - 1.0%

 685,360

 1.47

 CCC/Caa3

 Amortizing Residential Collateral Trust 2002-BC1, Floating Rate Note, 1/25/32

 $

 431,731

 1,000,000

 NR/NR

 Bayview Opportunity Master Fund Trust 2013-3RPL, 4.0%, 4/28/18 (Step) (144A)

 974,030

 675,000

 BB/NR

 CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)

 698,395

 8,082,162

 0.39

 CCC/Caa2

 Carrington Mortgage Loan Trust Series 2007-FRE1, Floating Rate Note, 2/25/37

 7,046,870

 1,523,000

 CCC/C

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 1,364,543

 1,700,000

 1.17

 CCC/Caa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34

 1,362,562

 652,802

 0.32

 B-/B3

 GSAMP Trust 2006-HE8, Floating Rate Note, 1/25/37

 618,977

 4,000,000

 BBB/NR

 Leaf Receivables Funding 4 LLC, 5.5%, 2/20/22 (144A)

 3,824,000

 500,000

 B/NR

 Nationstar Mortgage Advance Receivable Trust, 4.949%, 6/20/44 (144A)

 499,219

 866,987

 0.35

 BB+/Ba1

 RAMP Series 2006-RZ3 Trust, Floating Rate Note, 8/25/36

 803,246

 1,000,000

 BB/NR

 United Auto Credit Securitization Trust 2013-1, 4.4%, 4/15/19 (144A)

 993,370

 $

 18,616,943

 Total Banks

 $

 18,616,943

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.2%

 7,835,042

 0.67

 CCC/Caa3

 Aircraft Finance Trust, Floating Rate Note, 5/15/24 (144A)

 $

 3,447,418

 379,790

 BB/NR

 Sierra Timeshare 2011-3 Receivables Funding LLC, 9.31%, 7/20/28 (144A)

 411,624

 $

 3,859,042

 Specialized Finance - 0.4%

 9,579,507

 0.58

 CCC/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 $

 6,705,655

 834,383

 0.62

 CCC/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 584,068

 $

 7,289,723

 Total Diversified Financials

 $

 11,148,765

 TOTAL ASSET BACKED SECURITIES

 (Cost $32,213,854)

 $

 34,510,668

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%

 Banks - 0.7%

 Thrifts & Mortgage Finance - 0.7%

 180,469

 6.85

 B/NR

 COMM 2000-C1 Mortgage Trust, Floating Rate Note, 8/15/33 (144A)

 $

 176,887

 1,700,000

 NR/NR

 Extended Stay America Trust 2013-ESH MZ, 7.625%, 12/5/19 (144A)

 1,715,844

 359,828

 5.66

 NR/NR

 First Horizon Mortgage Pass-Through Trust 2004-6, Floating Rate Note, 11/25/34

 339,875

 714,569

 5.73

 B/NR

 GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34

 696,466

 1,299,148

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 1,253,678

 3,017,841

 4.32

 BB/Caa3

 JP Morgan Mortgage Trust 2005-A1, Floating Rate Note, 2/25/35

 2,921,364

 4,315,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 4,412,894

 775,000

 5.97

 B-/Ba1

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 762,937

 $

 12,279,945

 Total Banks

 $

 12,279,945

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.0%†

 749,332

 NR/Caa1

 CSMC Mortgage-Backed Trust 2007-3, 5.0%, 4/25/37

 $

 725,684

 Investment Banking & Brokerage - 0.1%

 2,012,737

 6.94

 BBB-/NR

 Bear Stearns Commercial Mortgage Sec Inc Series 2001-top2, Floating Rate Note, 2/15/35 (144A)

 $

 2,010,464

 Total Diversified Financials

 $

 2,736,148

 Real Estate - 0.5%

 Mortgage REIT's - 0.5%

 994,747

 2.40

 BBB-/B2

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 $

 962,529

 1,502,000

 5.14

 CCC/B3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)

 1,357,782

 9,000,000

 7.08

 D/NR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)

 7,004,700

 $

 9,325,011

 Total Real Estate

 $

 9,325,011

 Government - 0.1%

 Government - 0.1%

 17,769,312

 1.13

 NR/Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/52 (f)

 $

 949,485

 Total Government

 $

 949,485

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $27,373,893)

 $

 25,290,589

 CORPORATE BONDS - 73.2%

 Energy - 8.6%

 Oil & Gas Drilling - 1.4%

 1,250,000

 B/B3

 Hercules Offshore, Inc., 10.5%, 10/15/17 (144A)

 $

 1,328,125

 8,900,000

 CCC+/Caa3

 Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A)

 9,434,000

 6,395,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

 6,922,588

 2,835,000

 B/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 3,019,275

 3,765,000

 BB-/B1

 Unit Corp., 6.625%, 5/15/21

 3,915,600

 $

 24,619,588

 Oil & Gas Equipment & Services - 0.2%

 1,297,000

 B/B1

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 $

 1,368,335

 54,000

 NR/NR

 Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)

 55,080

 2,275,000

 CCC/Caa2

 Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)

 2,320,500

 $

 3,743,915

 Oil & Gas Exploration & Production - 4.8%

 2,000,000

 B-/B3

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 $

 2,090,000

 2,370,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 2,589,225

 4,240,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 4,367,200

 13,700,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 15,549,500

 2,169,223

 B/B3

 EPE Holdings LLC, 8.125%, 12/15/17 (144A) (PIK)

 2,223,454

 4,980,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 5,253,900

 3,260,000

 B/NR

 GeoPark Latin America, Ltd. Agencia en Chile, 7.5%, 2/11/20 (144A)

 3,325,200

 2,035,000

 CCC/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 2,085,875

 4,990,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20 (144A)

 5,214,550

 6,250,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

 6,312,500

 1,000,000

 BBB-/Baa3

 KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)

 926,250

 5,215,000

 B/B3

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 5,723,462

 2,800,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 9.25%, 6/1/21 (144A)

 2,751,000

 12,850,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

 13,267,625

 NOK

 12,000,000

 NR/NR

 Norwegian Energy Co AS, 10.25%, 4/27/16

 2,048,363

 NOK

 10,500,000

 NR/NR

 Norwegian Energy Co AS, 12.9%, 11/20/14

 1,804,034

 2,840,000

 B/B3

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 3,010,400

 3,800,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 4,009,000

 3,020,000

 CCC+/Caa1

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 2,944,500

 CAD

 2,775,000

 B/NR

 Trilogy Energy Corp., 7.25%, 12/13/19 (144A)

 2,788,945

 $

 88,284,983

 Oil & Gas Storage & Transportation - 0.6%

 950,000

 0.00

 NR/NR

 Energy Transfer Partners LP, Floating Rate Note, 11/1/66

 $

 857,375

 2,030,000

 7.00

 BBB-/Baa2

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 2,136,575

 NOK

 12,000,000

 6.84

 NR/NR

 Golar LNG Partners LP, Floating Rate Note, 10/12/17

 2,076,591

 5,850,000

 BB/Ba3

 Targa Resources Partners LP, 4.25%, 11/15/23 (144A)

 5,367,375

 $

 10,437,916

 Coal & Consumable Fuels - 1.6%

 815,000

 B+/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 698,862

 11,063,000

 BB-/B1

 Berau Capital Resources Pte, Ltd., 12.5%, 7/8/15 (144A)

 11,588,492

 3,750,000

 BB-/B1

 Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)

 3,468,750

 12,200,000

 B-/Caa1

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 7,320,000

 1,900,000

 NR/B1

 Indo Energy Finance II BV, 6.375%, 1/24/23 (144A)

 1,605,500

 4,435,000

 CCC/Caa2

 James River Coal Co., 7.875%, 4/1/19

 1,785,088

 1,700,000

 B/B2

 Mongolian Mining Corp., 8.875%, 3/29/17 (144A)

 1,045,500

 1,900,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

 1,928,500

 EURO

 1,050,000

 CCC/Caa3

 New World Resources NV, 7.875%, 1/15/21 (144A)

 420,257

 $

 29,860,949

 Total Energy

 $

 156,947,351

 Materials - 11.4%

 Commodity Chemicals - 1.6%

 11,343,000

 BBB-/WR

 Basell Finance Co BV, 8.1%, 3/15/27 (144A)

 $

 14,635,090

 EURO

 2,500,000

 CCC/B3

 KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)

 3,762,837

 10,320,000

 BB-/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 10,681,200

 $

 29,079,127

 Diversified Chemicals - 0.6%

 EURO

 7,366,438

 B-/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 $

 9,926,213

 Construction Materials - 0.9%

 7,006,000

 B/NR

 Cemex Finance LLC, 9.5%, 12/14/16 (144A)

 $

 7,461,390

 1,750,000

 B/NR

 Cemex SAB de CV, 9.0%, 1/11/18 (144A)

 1,903,125

 5,322,000

 NR/WR

 Indalex Holding Corp., 11.5%, 2/1/14 (e)

 39,915

 7,300,000

 BBB/Baa3

 Votorantim Cimentos SA, 7.25%, 4/5/41 (144A)

 6,898,500

 $

 16,302,930

 Metal & Glass Containers - 2.5%

 3,355,000

 B-/B3

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 3,623,400

 10,657,475

 CCC+/Caa1

 ARD Finance SA, 11.125%, 6/1/18 (144A) (PIK)

 11,510,073

 3,200,000

 CCC+/B3

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 3,152,000

 5,000,000

 CCC+/B3

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)

 5,425,000

 EURO

 2,100,000

 CCC+/B3

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)

 2,997,835

 2,400,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 2,442,000

 7,490,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,789,600

 7,675,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 8,289,000

 $

 45,228,908

 Diversified Metals & Mining - 2.3%

 6,210,000

 BB/Ba3

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 5,759,775

 10,175,000

 CCC/Caa2

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 7,478,625

 11,725,000

 B-/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

 8,324,750

 5,300,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20

 5,366,250

 1,560,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,678,950

 12,660,000

 BB/Ba3

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 13,229,700

 $

 41,838,050

 Steel - 2.5%

 9,410,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 $

 7,457,425

 11,475,000

 B/Caa1

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

 10,748,059

 4,340,000

 B-/B3

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 4,318,300

 1,800,000

 BB-/Ba2

 Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)

 1,683,000

 5,460,000

 NR/Ba2

 Metalloinvest Finance, Ltd., 6.5%, 7/21/16 (144A)

 5,719,350

 4,620,000

 NR/B3

 Metinvest BV, 10.25%, 5/20/15 (144A)

 4,759,524

 11,550,000

 NR/B3

 Metinvest BV, 8.75%, 2/14/18 (144A)

 11,119,185

 $

 45,804,843

 Forest Products - 0.1%

 4,552,947

 NR/NR

 Emerald Plantation Holdings, Ltd., 6.0%, 1/15/20

 $

 2,551,846

 Paper Products - 0.9%

 11,840,000

 B+/B1

 Grupo Papelero Scribe SA de CV, 8.875%, 4/7/20 (144A)

 $

 11,603,200

 5,685,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

 5,116,500

 $

 16,719,700

 Total Materials

 $

 207,451,617

 Capital Goods - 4.9%

 Aerospace & Defense - 0.6%

 3,070,000

 BB/B1

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 2,901,150

 5,408,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 5,570,240

 1,995,000

 CCC+/Caa1

 Silver II Borrower, 7.75%, 12/15/20 (144A)

 2,089,762

 $

 10,561,152

 Construction & Engineering - 1.4%

 6,900,000

 B/B2

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $

 6,451,500

 2,230,000

 BB-/Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 2,358,225

 7,900,000

 B/B2

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 7,347,000

 9,175,000

 CC/Caa3

 New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18

 5,596,750

 4,400,000

 BB-/NR

 OAS Investments GmbH, 8.25%, 10/19/19 (144A)

 4,323,000

 $

 26,076,475

 Electrical Components & Equipment - 0.3%

 3,620,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 3,837,200

 1,100,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 1,133,000

 $

 4,970,200

 Industrial Conglomerates - 0.8%

 5,075,000

 B/B2

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $

 4,567,500

 2,980,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 3,114,100

 4,100,000

 BB/NR

 Magnesita Finance, Ltd., 8.625%, 4/29/49 (Perpetual) (144A)

 3,977,497

 EURO

 1,600,000

 BB-/Ba3

 Mark IV Europe Lux SCA, 8.875%, 12/15/17 (144A)

 2,284,065

 850,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 922,250

 $

 14,865,412

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 8,405,000

 CCC/B3

 Navistar International Corp., 8.25%, 11/1/21

 $

 8,594,112

 4,400,000

 NR/NR

 OSX 3 Leasing BV, 9.25%, 3/20/15 (144A)

 3,839,000

 $

 12,433,112

 Industrial Machinery - 0.6%

 14,600,000

 B/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 $

 10,512,000

 Trading Companies & Distributors - 0.5%

 9,497,000

 CCC/Caa1

 INTCOMEX, Inc., 13.25%, 12/15/14

 $

 9,212,090

 Total Capital Goods

 $

 88,630,441

 Commercial Services & Supplies - 0.6%

 Environmental & Facilities Services - 0.3%

 5,080,000

 B-/Caa2

 Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)

 $

 5,130,800

 6,510,000

 NR/WR

 Old AII, Inc., 10.0%, 12/15/16 (e)

 65

 $

 5,130,865

 Diversified Support Services - 0.3%

 6,365,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 6,046,750

 Total Commercial Services & Supplies

 $

 11,177,615

 Transportation - 3.0%

 Air Freight & Logistics - 0.5%

 2,445,000

 CCC-/Caa2

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 $

 2,512,238

 6,125,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 6,553,750

 $

 9,065,988

 Airlines - 0.6%

 7,363,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $

 6,037,660

 4,250,000

 BB-/NR

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 4,335,000

 $

 10,372,660

 Marine - 0.3%

 1,345,000

 B+/B3

 Navios South American Logistics, Inc., 9.25%, 4/15/19

 $

 1,449,238

 3,540,000

 NR/NR

 Navios South American Logistics, Inc., 9.25%, 4/15/19 (144A)

 3,814,350

 $

 5,263,588

 Railroads - 0.3%

 3,500,000

 BB-/NR

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)

 $

 3,290,000

 2,606,147

 CCC/Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17 (PIK)

 2,736,454

 $

 6,026,454

 Bus - 0.3%

 6,918,241

 NR/Ba3

 Inversiones Alsacia SA, 8.0%, 8/18/18 (144A)

 $

 5,672,957

 Airport Services - 0.8%

 4,297,500

 B-/B3

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 4,125,600

 6,600,000

 BB-/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19

 6,748,500

 3,900,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 4,036,500

 $

 14,910,600

 Highways & Railtracks - 0.2%

 MXN

 39,000,000

 BBB/NR

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $

 2,790,944

 Total Transportation

 $

 54,103,191

 Automobiles & Components - 1.7%

 Auto Parts & Equipment - 1.3%

 1,250,000

 BB-/Ba3

 LKQ Corp., 4.75%, 5/15/23 (144A)

 $

 1,198,438

 3,150,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 3,134,250

 4,800,000

 B+/B3

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 4,980,000

 4,365,000

 CCC-/Caa2

 Stanadyne Corp., 10.0%, 8/15/14

 4,195,856

 13,550,000

 CC/Ca

 Stanadyne Holdings, Inc., 12.0%, 2/15/15 (Step)

 7,875,938

 1,407,000

 B+/B1

 Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)

 1,482,640

 $

 22,867,122

 Tires & Rubber - 0.2%

 2,810,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 2,985,625

 Automobile Manufacturers - 0.2%

 5,000,000

 B/B3

 Hyva Global BV, 8.625%, 3/24/16 (144A)

 $

 4,537,500

 Total Automobiles & Components

 $

 30,390,247

 Consumer Durables & Apparel - 2.6%

 Homebuilding - 1.1%

 8,750,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 9,318,750

 2,100,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 2,199,750

 9,802,000

 NR/Ca

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A) (e)

 2,695,550

 4,450,000

 BB-/Ba3

 Lennar Corp., 5.0%, 11/15/22 (144A)

 4,272,000

 7,500,000

 NR/Ca

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A) (e)

 1,425,000

 $

 19,911,050

 Housewares & Specialties - 1.0%

 11,165,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

 $

 11,569,843

 5,775,000

 CCC+/Caa1

 YCC Holdings LLC, 10.25%, 2/15/16 (PIK)

 5,933,812

 $

 17,503,655

 Leisure Products - 0.5%

 EURO

 4,700,000

 CCC+/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $

 5,738,139

 5,000,000

 CCC+/B3

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

 4,225,000

 $

 9,963,139

 Total Consumer Durables & Apparel

 $

 47,377,844

 Consumer Services - 2.2%

 Casinos & Gaming - 1.5%

 10,750,000

 NR/WR

 Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A) (e)

 $

 3,440,000

 EURO

 6,950,000

 B+/B3

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 9,458,717

 2,650,000

 CC/Ca

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A) (e)

 1,258,750

 EURO

 1,000,000

 8.25

 BB/Ba2

 Gtech Spa, Floating Rate Note, 3/31/66 (144A)

 1,404,220

 2,052,000

 B-/NR

 Little Traverse Bay Bands of Odawa Indians, Inc., 9.0%, 8/31/20 (144A)

 2,010,960

 2,597,016

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36

 370,075

 EURO

 6,335,000

 CCC/Caa1

 Peermont Global Pty, Ltd., 7.75%, 4/30/14 (144A)

 8,325,063

 1,725,000

 CCC/Caa2

 Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)

 1,707,750

 $

 27,975,535

 Hotels, Resorts & Cruise Lines - 0.4%

 3,800,000

 B-/B3

 Good Sam Enterprises LLC, 11.5%, 12/1/16

 $

 4,066,000

 2,860,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 3,153,150

 $

 7,219,150

 Restaurants - 0.1%

 BRL

 4,250,000

 NR/Ba2

 Arcos Dorados Holdings, Inc., 10.25%, 7/13/16 (144A)

 $

 1,866,532

 Education Services - 0.2%

 4,225,000

 CCC-/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 3,865,875

 Total Consumer Services

 $

 40,927,092

 Media - 0.9%

 Broadcasting - 0.8%

 4,000,000

 CCC+/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 $

 4,210,000

 4,300,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 4,515,000

 EURO

 3,750,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 5,221,946

 $

 13,946,946

 Movies & Entertainment - 0.0%†

 1,115,000

 B-/B3

 Regal Entertainment Group, 5.75%, 2/1/25

 $

 1,070,400

 Publishing - 0.1%

 1,675,000

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 $

 1,716,875

 Total Media

 $

 16,734,221

 Retailing - 0.3%

 Department Stores - 0.3%

 5,600,000

 B/NR

 Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)

 $

 5,516,000

 Total Retailing

 $

 5,516,000

 Food, Beverage & Tobacco - 8.2%

 Distillers & Vintners - 0.3%

 EURO

 4,012,332

 NR/NR

 Belvedere SA, 7.692%, 11/10/19 (e)

 $

 417,538

 EURO

 320,792

 7.69

 NR/NR

 Belvedere SA, Floating Rate Note, 11/10/19

 3,723

 4,829,992

 NR/NR

 CEDC Finance Corp International, Inc., 8.0%, 4/30/18 (Step)

 4,251,614

 $

 4,672,875

 Agricultural Products - 0.2%

 4,400,000

 B/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

 $

 4,004,000

 Packaged Foods & Meats - 6.5%

 1,960,000

 B/B2

 Agrokor DD, 8.875%, 2/1/20 (144A)

 $

 2,075,640

 EURO

 3,200,000

 B/B2

 Agrokor DD, 9.875%, 5/1/19 (144A)

 4,706,881

 6,000,000

 BB/Ba3

 Bertin SA, 10.25%, 10/5/16 (144A)

 6,457,500

 4,450,000

 B+/B1

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 3,938,250

 2,770,000

 B/B1

 Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)

 2,943,125

 9,720,000

 B+/B2

 Corp Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

 9,963,000

 9,600,000

 B/B3

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 10,500,000

 2,969,595

 NR/NR

 Independencia International, Ltd., 12.0%, 12/30/16 (144A) (e)

 7,424

 8,690,000

 BB/Ba3

 JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)

 9,146,225

 3,000,000

 B/B2

 Marfrig Holding Europe BV, 9.875%, 7/24/17 (144A)

 3,030,000

 20,248,000

 B/B2

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 20,045,520

 3,783,000

 B/B2

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

 3,858,660

 6,300,000

 B/NR

 MHP SA, 8.25%, 4/2/20 (144A)

 5,780,250

 4,755,000

 BB-/B1

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 5,563,350

 24,000,000

 BB-/B1

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 23,279,999

 6,500,000

 B+/B2

 Pesquera Exalmar S.A.A., 7.375%, 1/31/20 (144A)

 6,175,000

 1,430,000

 B+/B2

 Wells Enterprises, Inc., 6.75%, 2/1/20 (144A)

 1,490,775

 $

 118,961,599

 Tobacco - 1.2%

 14,855,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 15,597,750

 7,165,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21 (144A)

 7,057,525

 $

 22,655,275

 Total Food, Beverage & Tobacco

 $

 150,293,749

 Health Care Equipment & Services - 1.7%

 Health Care Equipment - 0.5%

 8,850,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 8,230,500

 Health Care Supplies - 0.5%

 5,750,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $

 6,468,750

 3,200,000

 B-/Caa2

 Immucor, Inc., 11.125%, 8/15/19

 3,520,000

 $

 9,988,750

 Health Care Services - 0.4%

 4,253,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 4,423,120

 2,975,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

 3,071,688

 $

 7,494,808

 Health Care Facilities - 0.3%

 1,550,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 $

 1,631,375

 3,945,000

 B+/Ba3

 Tenet Healthcare Corp., 4.375%, 10/1/21 (144A)

 3,629,400

 $

 5,260,775

 Total Health Care Equipment & Services

 $

 30,974,833

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Biotechnology - 0.4%

 9,652,000

 B/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 8,361,045

 Pharmaceuticals - 0.2%

 3,120,000

 B/B1

 Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)

 $

 3,221,400

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 11,582,445

 Banks - 3.8%

 Diversified Banks - 2.8%

 TRY

 4,500,000

 NR/Baa2

 Akbank TAS, 7.5%, 2/5/18 (144A)

 $

 2,094,543

 6,875,000

 9.75

 BB+/NR

 Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)

 7,975,000

 6,600,000

 B-/Caa1

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)

 5,644,628

 2,900,000

 6.25

 BB/NR

 Banco do Brasil SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)

 2,407,000

 1,750,000

 NR/Ba1

 Banco do Estado do Rio Grande do Sul SA, 7.375%, 2/2/22 (144A)

 1,769,688

 5,000,000

 NR/B1

 Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)

 5,207,562

 3,165,000

 8.50

 NR/B1

 Banco Internacional del Peru SAA, Floating Rate Note, 4/23/70 (144A)

 3,212,474

 2,870,000

 9.75

 NR/Caa3

 Banco Macro SA, Floating Rate Note, 12/18/36

 1,937,250

 3,880,000

 NR/B2

 Bank CenterCredit, 8.625%, 1/30/14 (144A)

 3,958,376

 1,250,000

 NR/Baa2

 BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)

 1,328,125

 EURO

 2,600,000

 NR/Aaa

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20

 3,774,182

 5,250,000

 NR/Ba3

 CorpGroup Banking SA, 6.75%, 3/15/23 (144A)

 4,672,500

 1,500,000

 NR/Ba1

 Turkiye Is Bankasi, 6.0%, 10/24/22 (144A)

 1,410,000

 5,000,000

 BBB-/Ba1

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 5,037,500

 $

 50,428,828

 Regional Banks - 0.8%

 13,430,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 14,302,950

 Thrifts & Mortgage Finance - 0.2%

 4,000,000

 BB-/Ba3

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)

 $

 4,190,000

 Total Banks

 $

 68,921,778

 Diversified Financials - 4.6%

 Diversified Banks - 0.0%†

 TRY

 800,000

 A/A2

 JPMorgan Chase & Co., 10/4/17 (144A) (d)

 $

 274,978

 Other Diversified Financial Services - 0.7%

 7,245,000

 5.35

 BB/B1

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 6,611,062

 5,525,000

 NR/B3

 DTEK Finance Plc, 7.875%, 4/4/18 (144A)

 5,338,531

 $

 11,949,593

 Specialized Finance - 1.2%

 7,675,000

 BBB-/WR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 7,944,845

 4,565,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

 4,850,312

 8,395,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 8,332,038

 $

 21,127,195

 Consumer Finance - 0.5%

 10,395,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

 $

 10,031,175

 Investment Banking & Brokerage - 2.2%

 20,515,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 12/1/49 (Perpetual)

 $

 16,181,206

 10,600,000

 BBB/Baa3

 Jefferies Group LLC, 6.875%, 4/15/21

 11,886,840

 10,650,000

 BBB-/NR

 UBS AG, 7.625%, 8/17/22

 11,848,338

 $

 39,916,384

 Total Diversified Financials

 $

 83,299,325

 Insurance - 6.5%

 Insurance Brokers - 1.6%

 14,000,000

 CCC+/Caa2

 HUB International, Ltd., 8.125%, 10/15/18 (144A)

 $

 14,875,000

 4,900,000

 CCC/Caa2

 Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)

 4,924,500

 GBP

 4,840,000

 B-/Caa2

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

 7,713,145

 GBP

 1,200,000

 6.01

 NR/NR

 Towergate Finance Plc, Floating Rate Note, 2/15/18 (144A)

 1,821,216

 $

 29,333,861

 Life & Health Insurance - 0.1%

 1,375,000

 5.20

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 3/15/44

 $

 1,275,312

 Multi-line Insurance - 0.3%

 5,100,000

 6.46

 BBB-/Baa1

 AXA SA, Floating Rate Note (Perpetual) (144A)

 $

 5,087,250

 Reinsurance - 4.5%

 1,900,000

 6.38

 NR/NR

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 $

 1,921,375

 450,000

 8.14

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 450,360

 EURO

 800,000

 10.50

 B-/NR

 ATLAS VI Capital, Ltd., Floating Rate Note, 4/7/14 (Cat Bond) (144A)

 1,080,235

 725,000

 4.37

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 725,870

 250,000

 6.12

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 257,050

 1,925,000

 5.25

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 1,903,632

 500,000

 6.85

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 498,800

 1,250,000

 17.75

 NR/NR

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,392,500

 750,000

 10.00

 NR/Ba2

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 808,575

 1,500,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,537,650

 1,000,000

 11.25

 B+/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,029,600

 400,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 425,200

 1,500,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 1,539,150

 500,000

 7.35

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 515,750

 1,950,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 1,970,670

 2,000,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 1,984,200

 1,250,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,279,750

 1,925,000

 13.50

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,970,238

 500,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 497,750

 4,250,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 4,224,925

 1,450,000

 4.00

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 1,456,525

 2,500,000

 12.00

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,626,500

 800,000

 8.61

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 809,680

 650,000

 11.84

 B-/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 624,260

 2,800,000

 11.11

 NR/B2

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 2,991,800

 3,550,000

 NR/NR

 Pangaea Re, 0.0%, 10/1/15 (Cat Bond) (d)

 3,659,376

 2,500,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 2,495,000

 2,000,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,039,200

 900,000

 8.50

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 922,680

 300,000

 10.35

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 310,410

 750,000

 8.60

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 760,350

 750,000

 9.00

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 772,050

 3,450,000

 12.00

 B-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 3,583,170

 2,700,000

 8.75

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 2,826,360

 1,800,000

 12.75

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,905,300

 450,000

 5.75

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 462,825

 950,000

 19.00

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 992,085

 1,100,000

 10.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,180,960

 1,000,000

 8.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,092,000

 1,850,000

 22.00

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,998,000

 750,000

 0.00

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 744,600

 1,600,000

 4.00

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,577,280

 2,300,000

 NR/NR

 Sector Re V, Ltd., 12/1/17 (Cat Bond)

 2,496,420

 3,250,000

 NR/NR

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A)

 3,287,050

 8,535,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 8,876,400

 4,000,000

 13.00

 NR/NR

 Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 3,958,000

 875,000

 16.50

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 898,538

 375,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 381,938

 900,000

 8.50

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 915,480

 $

 82,657,517

 Total Insurance

 $

 118,353,940

 Real Estate - 1.2%

 Diversified Real Estate Activities - 0.4%

 8,000,000

 NR/Ba1

 BR Malls International Finance, Ltd., 8.5%, 1/29/49 (Perpetual) (144A)

 $

 7,940,454

 Real Estate Operating Companies - 0.8%

 6,750,000

 B-/NR

 Alto Palermo SA, 7.875%, 5/11/17 (144A)

 $

 6,032,812

 8,405,000

 B-/NR

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 7,690,575

 $

 13,723,387

 Total Real Estate

 $

 21,663,841

 Software & Services - 0.7%

 Data Processing & Outsourced Services - 0.2%

 3,597,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 3,943,211

 Systems Software - 0.5%

 10,422,996

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A) (PIK)

 $

 9,797,616

 Total Software & Services

 $

 13,740,827

 Technology Hardware & Equipment - 1.1%

 Computer Storage & Peripherals - 0.6%

 11,125,000

 BB+/Ba1

 Seagate HDD Cayman, 4.75%, 6/1/23 (144A)

 $

 10,624,375

 Electronic Equipment Manufacturers - 0.4%

 6,150,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 6,580,500

 Electronic Components - 0.1%

 EURO

 2,000,000

 B+/Ba2

 Belden, Inc., 5.5%, 4/15/23 (144A)

 $

 2,629,610

 Total Technology Hardware & Equipment

 $

 19,834,485

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.2%

 3,200,000

 B+/Caa1

 SunEdison, Inc., 7.75%, 4/1/19

 $

 3,088,000

 Semiconductors - 0.0%†

 CNY

 14,000,000

 BB-/NR

 LDK Solar Co, Ltd., 10.0%, 2/28/14

 $

 707,446

 Total Semiconductors & Semiconductor Equipment

 $

 3,795,446

 Telecommunication Services - 5.4%

 Integrated Telecommunication Services - 3.7%

 4,790,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 5,053,450

 8,378,000

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 8,713,120

 5,200,000

 BB-/Ba2

 Frontier Communications Corp., 7.125%, 1/15/23

 5,148,000

 2,940,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 3,263,400

 10,345,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 11,405,362

 EURO

 1,600,000

 B+/B1

 Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 (144A)

 2,198,679

 2,750,000

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

 2,634,519

 5,260,000

 B/B1

 Windstream Corp., 6.375%, 8/1/23

 4,997,000

 6,285,000

 B/B1

 Windstream Corp., 7.5%, 6/1/22

 6,473,550

 2,300,000

 B/B1

 Windstream Corp., 7.75%, 10/1/21

 2,449,500

 6,765,000

 B/B1

 Windstream Corp., 7.75%, 10/15/20

 7,204,725

 6,700,000

 B/B1

 Windstream Corp., 8.125%, 9/1/18

 7,135,500

 $

 66,676,805

 Wireless Telecommunication Services - 1.7%

 1,000,000

 NR/Caa1

 Digicel Group, Ltd., 10.5%, 4/15/18 (144A)

 $

 1,085,000

 3,600,000

 NR/Caa1

 Digicel Group, Ltd., 8.25%, 9/30/20 (144A)

 3,870,000

 6,300,000

 CCC+/Caa1

 Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (144A)

 6,441,750

 2,300,000

 NR/NR

 Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)

 2,460,802

 7,800,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 (144A)

 8,326,500

 5,375,000

 BB/Ba3

 VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)

 5,576,562

 RUB

 130,000,000

 BB/Ba3

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 3,964,497

 $

 31,725,111

 Total Telecommunication Services

 $

 98,401,916

 Utilities - 2.0%

 Electric Utilities - 1.0%

 12,081,000

 CCC/NR

 Cia de Transporte de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $

 5,436,450

 7,150,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 6,837,188

 5,256,000

 B-/Caa1

 Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

 2,575,440

 627,013

 B-/Ba2

 FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)

 502,711

 364,820

 B-/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 322,866

 2,695,000

 CCC/Caa3

 Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/1/20 (144A)

 2,021,250

 $

 17,695,905

 Gas Utilities - 0.5%

 2,437,000

 B-/B2

 Star Gas Partners LP, 8.875%, 12/1/17

 $

 2,510,110

 7,966,000

 B-/B3

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

 7,010,080

 $

 9,520,190

 Multi-Utilities - 0.3%

 6,146,458

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 $

 5,408,883

 Independent Power Producers & Energy Traders - 0.2%

 940,000

 NR/Baa3

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 $

 998,750

 1,500,000

 B+/B1

 InterGen NV, 7.0%, 6/30/23 (144A)

 1,496,250

 189,050

 NR/NR

 Juniper Generation LLC, 6.79%, 12/31/14 (144A)

 180,328

 357,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 376,635

 $

 3,051,963

 Total Utilities

 $

 35,676,941

 Government - 1.0%

 Government - 0.4%

 5,250,000

 BBB/NR

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 $

 5,040,000

 Suprenational - 0.6%

 TRY

 4,200,000

 AAA/NR

 European Bank for Reconstruction & Development, 0.5%, 2/26/15

 1,920,752

 TRY

 12,410,000

 AAA/Aaa

 European Investment Bank, 3/2/15 (d)

 5,658,924

 IDR

 11,650,000,000

 NR/Aaa

 Inter-American Development Bank, 4.5%, 2/4/16

 1,023,477

 BRL

 11,200,000

 AAA/Aaa

 International Finance Corp., 5.0%, 12/21/15

 4,480,590

 $

 13,083,743

 Total Government

 $

 18,123,743

 TOTAL CORPORATE BONDS

 (Cost $1,393,136,386)

 $

 1,333,918,888

 FOREIGN GOVERNMENT BONDS - 7.0%

 BRL

 2,950,000

 BBB/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 $

 1,344,178

 13,000,000

 B-/Caa1

 City of Buenos Aires Argentina, 12.5%, 4/6/15 (144A)

 13,195,000

 COP

 6,986,000,000

 BBB/Baa3

 Colombia Government International Bond, 12.0%, 10/22/15

 4,219,806

 COP

 1,626,000,000

 NR/Ba1

 Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)

 759,472

 GHS

 5,400,000

 NR/NR

 Ghana Government Bond, 19.24%, 5/30/16

 2,552,668

 GHS

 3,660,000

 NR/NR

 Ghana Government Bond, 21.0%, 10/26/15

 1,785,369

 IDR

 53,000,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.0%, 5/15/22

 4,895,534

 IDR

 81,459,000,000

 NR/Baa3

 Indonesia Treasury Bond, 8.25%, 6/15/32

 7,927,469

 EURO

 4,040,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 4.5%, 5/1/23

 5,447,100

 MXN

 4,800,000

 A-/Baa1

 Mexican Bonos, 7.5%, 6/3/27

 413,711

 MXN

 217,706,720

 A-/Baa1

 Mexican Udibonos, 2.0%, 6/9/22

 16,924,920

 MXN

 10,143,154

 A-/Baa1

 Mexican Udibonos, 3.5%, 12/14/17

 866,019

 NGN

 760,000,000

 NR/NR

 Nigeria Government Bond, 16.0%, 6/29/19

 5,145,853

 NGN

 634,000,000

 NR/NR

 Nigeria Treasury Bill, 2/6/14

 3,691,728

 NGN

 585,000,000

 NR/NR

 Nigeria Treasury Bill, 3/6/14

 3,371,108

 NGN

 531,000,000

 NR/NR

 Nigeria Treasury Bill, 4/10/14

 3,029,676

 NGN

 520,000,000

 NR/NR

 Nigeria Treasury Bill, 4/24/14

 2,952,603

 PHP

 261,965,000

 NR/Ba1

 Philippine Government Bond, 5.875%, 3/1/32

 7,287,184

 4,600,000

 B-/NR

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 4,117,622

 7,425,000

 B-/Caa1

 Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)

 5,308,875

 2,125,000

 B-/Caa1

 Provincia de Buenos Aires Argentina, 11.75%, 10/5/15 (144A)

 1,901,875

 2,444,000

 B-/NR

 Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)

 2,114,688

 RON

 24,770,000

 NR/NR

 Romania Government Bond, 5.85%, 4/26/23

 7,890,419

 RUB

 143,000,000

 BBB+/Baa1

 Russian Federal Bond - OFZ, 7.5%, 3/15/18

 4,525,469

 2,000,000

 B/NR

 Rwanda International Government Bond, 6.625%, 5/2/23 (144A)

 1,785,000

 TRY

 2,500,000

 NR/NR

 Turkey Government Bond, 10.5%, 1/15/20

 1,378,482

 575,000

 B/B3

 Ukraine Government International Bond, 6.75%, 11/14/17 (144A)

 528,425

 3,500,000

 B/B3

 Ukraine Government International Bond, 7.8%, 11/28/22 (144A)

 3,141,250

 9,000,000

 B/B3

 Ukraine Government International Bond, 9.25%, 7/24/17 (144A)

 8,988,480

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $136,356,855)

 $

 127,489,983

 MUNICIPAL BONDS - 0.3%

 Municipal Development - 0.0%†

 15,000

 7.00

 B/B2

 New Jersey Economic Development Authority, Floating Rate Note, 11/15/30

 $

 15,007

 Municipal General - 0.3%

 8,875,000

 0.00

 NR/NR

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 4,928,642

 TOTAL MUNICIPAL BONDS

 (Cost $8,873,707)

 $

 4,943,649

 SENIOR FLOATING RATE LOAN INTERESTS - 7.2% **

 Energy - 0.7%

 Oil & Gas Equipment & Services - 0.3%

 5,445,033

 8.50

 CCC+/B3

 FTS International Services LLC, Term Loan, 5/6/16

 $

 5,441,145

 Coal & Consumable Fuels - 0.4%

 6,000,000

 11.19

 NR/NR

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 5,580,000

 993,485

 0.00

 NR/NR

 Long Haul Holdings, Ltd., Facility A Loan, 1/12/14 (e)

 457,003

 792,928

 0.00

 NR/NR

 Long Haul Holdings, Ltd., Facility B Loan, 1/12/14 (e)

 364,747

 $

 6,401,750

 Total Energy

 $

 11,842,895

 Materials - 0.4%

 Diversified Metals & Mining - 0.4%

 7,825,825

 9.00

 B+/B3

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16 (e)

 $

 6,710,645

 Total Materials

 $

 6,710,645

 Capital Goods - 1.3%

 Aerospace & Defense - 0.5%

 3,827,604

 6.25

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 10/18/18

 $

 3,894,587

 1,735,185

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 10/18/18

 1,765,551

 3,049,604

 6.44

 BB/B1

 Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14

 2,912,371

 1,585,318

 3.44

 B+/B2

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 1,545,685

 $

 10,118,194

 Building Products - 0.1%

 1,712,063

 5.75

 B/B1

 CPG International I, Inc., Term Loan, 9/21/19

 $

 1,719,019

 Industrial Conglomerates - 0.1%

 1,466,577

 5.00

 B+/B2

 Pro Mach, Inc., Term Loan, 7/16/17

 $

 1,476,659

 Industrial Machinery - 0.6%

 11,100,000

 0.00

 NR/NR

 Gardner Denver, Inc., 3/8/14

 $

 11,100,000

 Total Capital Goods

 $

 24,413,872

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.1%

 3,233,319

 10.00

 NR/NR

 IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15

 $

 1,939,992

 Total Commercial Services & Supplies

 $

 1,939,992

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 508,620

 5.28

 CCC+/NR

 CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16

 $

 481,282

 794,899

 5.27

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 757,141

 779,050

 5.27

 CCC+/B2

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 741,071

 $

 1,979,494

 Total Transportation

 $

 1,979,494

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 5,128

 3.20

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 8/7/17

 $

 5,152

 3,143,310

 5.50

 NR/NR

 TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19

 3,186,530

 $

 3,191,682

 Total Automobiles & Components

 $

 3,191,682

 Media - 0.3%

 Advertising - 0.1%

 2,210,093

 6.50

 B-/B2

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 2,132,125

 Cable & Satellite - 0.1%

 1,686,002

 4.75

 B/B1

 WideOpenWest Finance LLC, Term B Loan, 3/27/19

 $

 1,707,605

 Publishing - 0.1%

 763,667

 0.00

 D/WR

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14

 $

 564,159

 Total Media

 $

 4,403,889

 Retailing - 0.5%

 Distributors - 0.1%

 1,010,000

 6.75

 B-/B2

 Ozburn-Hessey Holding Co LLC, Term Loan, 5/7/19

 $

 1,018,838

 Automotive Retail - 0.4%

 7,987,567

 4.25

 BB/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 8,130,177

 Total Retailing

 $

 9,149,015

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 1,383,050

 5.75

 B/B1

 AdvancePierre Foods, Term Loan (First Lien), 6/17/17

 $

 1,400,915

 Total Food & Staples Retailing

 $

 1,400,915

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 2,286,093

 4.25

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 2,309,908

 Total Household & Personal Products

 $

 2,309,908

 Health Care Equipment & Services - 1.0%

 Health Care Services - 0.9%

 1,050,000

 4.25

 B+/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 5/31/19

 $

 1,051,312

 1,402,950

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 1,411,133

 1,115,878

 7.50

 B/B2

 inVentiv Health, Inc., Consolidated Term Loan, 8/4/16

 1,099,606

 4,985,274

 6.50

 NR/NR

 National Mentor Holdings, Inc., Tranche B-1 Term Loan, 2/9/17

 5,019,548

 4,075,088

 8.75

 B/B2

 National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17

 4,075,088

 1,910,400

 6.00

 B/B2

 Surgery Center Holdings, Inc., Term Loan (First Lien), 4/11/19

 1,921,098

 1,438,125

 7.75

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 11/3/16

 938,377

 $

 15,516,162

 Managed Health Care - 0.1%

 903,158

 9.75

 B+/B2

 AVETA, MSO Term Loan, 12/12/17

 $

 911,061

 1,241,842

 9.75

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 1,248,051

 $

 2,159,112

 Total Health Care Equipment & Services

 $

 17,675,274

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.2%

 3,065,707

 5.50

 BB/B2

 Aptalis Pharma, Inc., Term B-1 Loan, 1/25/17

 $

 3,082,951

 Pharmaceuticals - 0.0%†

 1,043,420

 5.00

 B+/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 10/4/19

 $

 1,049,506

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 4,132,457

 Insurance - 0.6%

 Insurance Brokers - 0.5%

 9,408,846

 3.69

 B+/B1

 HUB International Holdings, Inc., Term Loan, 6/13/17

 $

 9,459,249

 Multi-line Insurance - 0.1%

 1,895,475

 5.00

 B-/B1

 Alliant Insurance Services, Inc., Initial Term Loan, 12/7/19

 $

 1,911,765

 Total Insurance

 $

 11,371,014

 Software & Services - 0.9%

 Application Software - 0.9%

 12,993,286

 8.50

 B-/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 $

 13,228,790

 3,500,000

 9.75

 CCC+/Caa1

 Vertafore, Inc., Term Loan (Second Lien), 10/18/17

 3,571,750

 $

 16,800,540

 Total Software & Services

 $

 16,800,540

 Technology Hardware & Equipment - 0.1%

 Electronic Components - 0.1%

 2,177,194

 5.00

 B/B2

 Scitor Corp., Term Loan, 1/21/17

 $

 2,144,536

 Total Technology Hardware & Equipment

 $

 2,144,536

 Telecommunication Services - 0.5%

 Integrated Telecommunication Services - 0.5%

 GBP

 5,600,000

 4.50

 NR/Ba3

 Virgin Media Finance Plc, C Facility, 2/6/20

 $

 8,598,712

 Total Telecommunication Services

 $

 8,598,712

 Utilities - 0.1%

 Electric Utilities - 0.1%

 3,202,730

 4.72

 CCC/Caa3

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17

 $

 2,254,421

 Total Utilities

 $

 2,254,421

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $133,420,659)

 $

 130,319,261

 Shares

 RIGHTS / WARRANTS - 0.0%†

 Energy - 0.0%†

 Oil & Gas Equipment & Services - 0.0%†

 2,275

 Green Field Energy Services, Inc. (144A)

 $

 136,500

 Oil & Gas Exploration & Production - 0.0%†

 592,529

 Norse Energy Corp ASA, 6/16/15

 $

 2,016

 Total Energy

 $

 138,516

 Automobiles & Components - 0.0%†

 Auto Parts & Equipment - 0.0%†

 990

 Lear Corp., 11/9/14

 $

 138,585

 Total Automobiles & Components

 $

 138,585

 TOTAL RIGHTS / WARRANTS

 (Cost $144,461)

 $

 277,101

 TOTAL INVESTMENT IN SECURITIES - 99.0%

 (Cost $1,874,449,961) (a)(g)

 $

 1,802,783,298

 OTHER ASSETS & LIABILITIES - 1.0%

 $

 18,356,049

 TOTAL NET ASSETS - 100.0%

 $

 1,821,139,347

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2013, the value of these securities amounted to $990,316,233 or 54.4% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 PIK

 Represents a pay in kind security.

 (Cat Bond)

 Catastrophe Bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $1,881,971,683 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 90,753,849

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (169,942,234)

 Net unrealized depreciation

 $

 (79,188,385)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services)

 (d)

 Security is issued with a zero coupon. Income is recognized through accretion of discount.

 (e)

 Security is in default and is non-income producing.

 (f)

 Security represents the interest only portion of payments on a pool of underlying mortgages or mortgage-backed securities.

 (g)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 US

 United States

 49.3

 KY

 Cayman Islands

 5.8

 LU

 Luxembourg

 5.7

 AR

 Argentina

 4.3

 NL

 Netherlands

 3.8

 MX

 Mexico

 3.6

 IE

 Ireland

 3.0

 GB

 United Kingdom

 2.6

 BR

 Brazil

 1.7

 BM

 Bermuda

 1.4

 CA

 Canada

 1.3

 PE

 Peru

 1.2

 AU

 Australia

 1.1

 Other (individually less than 1%)

 15.2

 100.0

 NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 CNY

 New Chinese Yuan

 COP

 Columbian Peso

 EURO

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanaian Cedi

 IDR

 Indonesian Rupiah

 MXN

 Mexican Peso

 NGN

 Nigerian Naira

 NOK

 Norwegian Krone

 PHP

 Philippine Peso

 RON

 Romanian New Leu

 RUB

 Russian Ruble

 TRY

 Turkish Lira

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
98,018,891

$
-

$
98,018,891

 Preferred Stocks

17,773,478

7,587,666

4,611,150

29,972,294

 Convertible Preferred Stocks

517,535

-

-

517,535

 Common Stocks

10,787,020

1,828,217

4,909,202

17,524,439

 Asset Backed Securities

-

34,510,668

-

34,510,668

 Collateralized Mortgage Obligations

-

25,290,589

-

25,290,589

 Corporate Bonds

-

1,324,476,042

9,442,846

1,333,918,888

 Foreign Government Bond

-

127,489,983

-

127,489,983

 Muncipal Bonds

-

4,943,649

-

4,943,649

 Senior Floating Rate Loan Interests

-

130,319,261

-

130,319,261

 Rights/Warrants

140,601

136,500

-

277,101

 Total

$
29,218,634

$
1,754,601,466

$
18,963,198

$
1,802,783,298

 Other Financial Instruments

 Forward Foreign Currency Portfolio Hedge Contracts

$
-

$
158,245

$
-

$
158,245

 Total Other Financial Instruments

$
-

$
158,245

$
-

$
158,245

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred Stocks

 Common Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/12

$
-

$
3,499,284

$
-

$
3,499,284

 Realized gain (loss)1

-

-

-

-

 Change in unrealized appreciation (depreciation)2

111,150

(1,940,082
)

342,846

(1,486,086
)

 Net purchases

4,500,000

3,350,000

9,100,000

16,950,000

 Transfers in and out of Level 3

-

-

-

-

 Balance as of 7/31/13

$
4,611,150

$
4,909,202

$
9,442,846

$
18,963,198

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in net unrealized gain (loss) on investments in the Statement of Operations.

 The net change in unrealized appreciation (depreciation) on Level 3 securities still held at period end is

$
(1,486,086
)

 During the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Global Aggregate Bond Fund

 Schedule of Investments 7/31/13

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 2.4%

 Capital Goods - 0.2%

 Electrical Components & Equipment - 0.2%

 56,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 62,825

 Total Capital Goods

 $

 62,825

 Consumer Durables & Apparel - 0.2%

 Homebuilding - 0.2%

 50,000

 B/B2

 KB Home, 1.375%, 2/1/19

 $

 50,844

 Total Consumer Durables & Apparel

 $

 50,844

 Retailing - 0.4%

 Internet Retail - 0.4%

 110,000

 BBB/NR

 priceline.com, Inc., 0.35%, 6/15/20 (144A)

 $

 107,731

 Total Retailing

 $

 107,731

 Health Care Equipment & Services - 0.9%

 Health Care Equipment - 0.3%

 75,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 88,266

 Managed Health Care - 0.6%

 125,000

 A-/NR

 WellPoint, Inc., 2.75%, 10/15/42 (144A)

 $

 162,891

 Total Health Care Equipment & Services

 $

 251,157

 Semiconductors & Semiconductor Equipment - 0.7%

 Semiconductor Equipment - 0.3%

 75,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 87,281

 Semiconductors - 0.4%

 85,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 91,322

 Total Semiconductors & Semiconductor Equipment

 $

 178,603

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $573,976)

 $

 651,160

 PREFERRED STOCKS - 1.7%

 Banks - 0.6%

 Diversified Banks - 0.4%

 4,350

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 115,928

 Regional Banks - 0.2%

 500

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 51,609

 Total Banks

 $

 167,537

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.7%

 6,527

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 179,492

 850

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 22,568

 $

 202,060

 Total Diversified Financials

 $

 202,060

 Insurance - 0.4%

 Property & Casualty Insurance - 0.2%

 2,225

 5.10

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 1/15/53

 $

 55,892

 Reinsurance - 0.2%

 50,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 51,235

 Total Insurance

 $

 107,127

 TOTAL PREFERRED STOCKS

 (Cost $451,048)

 $

 476,724

 CONVERTIBLE PREFERRED STOCKS - 0.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 130

 BBB+/Ba1

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 151,190

 Total Banks

 $

 151,190

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $136,282)

 $

 151,190

 ASSET BACKED SECURITIES - 3.6%

 14,267

 NR/A1

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 $

 14,673

 85,024

 NR/Ba3

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 83,720

 50,000

 A/A1

 Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18

 49,228

 GBP

 50,000

 0.70

 AAA/Aaa

 Chester Asset Receivables Dealings 2004-1 Plc, Floating Rate Note, 4/15/16

 76,109

 65,374

 BB/B2

 Citicorp Residential Mortgage Trust Series 2006-1, 5.836%, 7/25/36 (Step)

 65,126

 48,872

 B-/B1

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 48,750

 49,813

 BBB-/NR

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 49,702

 8,560

 0.56

 AA+/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 8,330

 22,729

 4.46

 BB+/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35

 22,803

 24,280

 5.07

 BB+/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 25,205

 701

 0.30

 BBB-/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37

 700

 97,750

 BBB+/Baa1

 Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 104,507

 EURO

 1,645

 1.37

 AAA/Aaa

 E-CARAT SA, Floating Rate Note, 10/18/18

 2,197

 25,000

 A/NR

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 24,370

 38,170

 0.59

 AA+/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 37,123

 CAD

 20,413

 AAA/NR

 Ford Auto Securitization Trust Series 2011-R1 Asset-Backed Notes, 2.431%, 11/15/14 (144A)

 20,189

 CAD

 49,793

 NR/Aaa

 Ford Auto Securitization Trust, 1.485%, 12/15/14 (144A)

 48,580

 4,051

 0.84

 A/Baa3

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 4,025

 106

 0.57

 A+/Aa1

 GSAMP Trust 2005-WMC1, Floating Rate Note, 9/25/35

 106

 16,168

 NR/Baa1

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 15,730

 2,726

 0.25

 CCC/Ca

 Morgan Stanley ABS Capital I, Inc. Trust 2007-HE3, Floating Rate Note, 12/25/36

 1,348

 9,559

 0.54

 AAA/Aaa

 New Century Home Equity Loan Trust Series 2005-1, Floating Rate Note, 3/25/35

 9,284

 15,050

 5.91

 AA/A3

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 16,062

 30,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 30,693

 50,000

 A/NR

 SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)

 50,504

 100,000

 A/NR

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 99,070

 11,787

 A+/Baa2

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 12,037

 62,868

 AA-/A2

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.594%, 9/25/36 (Step)

 66,115

 3,627

 0.28

 NR/Aa1

 Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37

 3,607

 (Cost $980,911)

 $

 989,893

 COLLATERALIZED MORTGAGE OBLIGATIONS - 14.1%

 10,939

 0.64

 CCC/NR

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 $

 10,329

 105,000

 BBB+/Ba3

 Alternative Loan Trust 2004-12CB, 5.0%, 7/25/19

 109,044

 7,777

 CCC/B2

 Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35

 7,902

 25,431

 BB+/Ba2

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 25,504

 15,744

 0.64

 NR/A1

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 15,118

 23,115

 A+/Baa2

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 25,065

 59,125

 NR/Baa2

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 60,164

 24,270

 NR/B1

 Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19

 24,565

 16,649

 NR/Ba2

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 17,164

 16,867

 NR/Ba3

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 17,195

 34,930

 CCC/NR

 Banc of America Funding 2005-8 Trust, 5.5%, 1/25/36

 34,279

 10,091

 2.70

 AA+/NR

 Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34

 10,000

 7,792

 5.07

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 7,655

 17,099

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 17,504

 13,918

 A+/NR

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 14,500

 89,836

 NR/Caa2

 Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A) (c)

 8,274

 137,907

 4.70

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A) (c)

 6,551

 13,574

 4.79

 A+/Ba1

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 13,435

 3,694

 NR/B1

 Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36

 3,799

 50,000

 0.36

 AA/Aaa

 Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)

 49,371

 28,692

 NR/Baa1

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34

 30,532

 100,000

 4.65

 AA-/A1

 City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)

 101,584

 100,000

 NR/Aaa

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44

 100,111

 50,000

 AAA/Aaa

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 46,893

 4,491

 1.54

 AA+/A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 4,481

 50,000

 6.45

 D/Caa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 23,880

 100,000

 5.42

 NR/Aa2

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 107,686

 20,000

 AAA/Aaa

 Fannie Mae REMICS, 4.5%, 6/25/29

 21,653

 49,787

 AAA/Aaa

 Fannie Mae REMICS, 6.0%, 3/25/35

 52,104

 1,027

 CCC/NR

 First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36

 1,020

 19,157

 AAA/Aaa

 Freddie Mac REMICS, 5.0%, 6/15/34

 19,781

 45,000

 5.16

 NR/NR

 FREMF 2010-K9 Mortgage Trust, Floating Rate Note, 9/25/45 (144A)

 46,449

 25,000

 4.35

 NR/A3

 FREMF 2011-K12 Mortgage Trust, Floating Rate Note, 1/25/46 (144A)

 24,410

 25,000

 4.77

 NR/A3

 FREMF 2011-K702 Mortgage Trust, Floating Rate Note, 4/25/44 (144A)

 25,952

 50,000

 4.89

 NR/A3

 FREMF 2011-K703 Mortgage Trust, Floating Rate Note, 7/25/44 (144A)

 52,008

 100,000

 4.16

 NR/Baa2

 FREMF 2012-K705 Mortgage Trust, Floating Rate Note, 9/25/44 (144A)

 95,157

 25,000

 4.29

 A-/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)

 25,503

 50,000

 AAA/Aaa

 Government National Mortgage Association, 4.5%, 9/20/39

 54,572

 15,139

 AAA/Aaa

 Government National Mortgage Association, 5.25%, 8/16/35

 17,138

 532,428

 0.52

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 18,031

 245,600

 1.03

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 20,801

 294,103

 1.10

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 22,052

 342,979

 1.07

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 30,491

 50,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 49,592

 25,000

 AA-/NR

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 23,221

 50,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 55,338

 100,000

 1.94

 NR/A3

 GS Mortgage Securities Corp. II, Floating Rate Note, 11/8/29 (144A)

 99,107

 90,184

 2.44

 A+/NR

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 88,938

 100,000

 2.56

 A/A2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)

 100,577

 41,833

 0.55

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 39,519

 35,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.171%, 8/15/46

 36,813

 13,628

 4.75

 AA+/Baa1

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 13,486

 143,063

 2.84

 A+/NR

 JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34

 141,299

 24,661

 B+/Baa3

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 25,423

 18,487

 B-/Ba2

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 18,977

 18,143

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust 2002-C4, Floating Rate Note, 10/15/35 (144A)

 18,101

 8

 5.41

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)

 8

 25,000

 1.29

 A+/B1

 MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34

 22,159

 6,983

 BB+/NR

 MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19

 7,172

 2,558

 AAA/NR

 MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15

 2,561

 45,000

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 46,198

 18,185

 A+/NR

 MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35

 18,153

 57,259

 11.99

 A-/NR

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 59,942

 CAD

 250,000

 4.74

 NR/Aaa

 Merrill Lynch Financial Assets, Inc., Floating Rate Note, 1/12/40

 261,350

 CAD

 55,769

 4.71

 AAA/Aaa

 Merrill Lynch Financial Assets, Inc., Floating Rate Note, 3/12/49

 57,297

 17,585

 0.65

 A+/A3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 16,445

 100,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 104,285

 GBP

 88,750

 0.91

 AA+/NR

 Paragon Secured Finance Plc, Floating Rate Note, 11/15/35

 131,704

 EURO

 100,000

 1.47

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42

 135,396

 51,578

 BB+/Caa1

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 52,598

 21,689

 0.74

 NR/Baa3

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 20,645

 52,166

 BBB+/Ba1

 RALI Series 2004-QS1 Trust, 4.25%, 1/25/34

 52,232

 9,482

 0.74

 BBB+/Ba1

 RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34

 9,337

 32,924

 NR/B1

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 33,816

 10,427

 NR/B3

 RALI Series 2004-QS16 Trust, 5.5%, 12/25/34

 10,709

 99,856

 BBB+/NR

 RALI Series 2004-QS4 Trust, 4.0%, 3/25/34

 101,276

 EURO

 51,482

 0.64

 AAA/A1

 Rams Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35

 67,406

 AUD

 41,186

 3.51

 AAA/A1

 Rams Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35

 36,860

 29,039

 1.59

 B-/Ba3

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 25,574

 11,446

 B-/NR

 Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35

 11,644

 26,733

 B/NR

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 27,412

 17,162

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 16,720

 70,242

 CCC/NR

 RFMSI Series 2005-S6 Trust, 5.25%, 8/25/35

 70,498

 24,764

 0.41

 BBB+/Ba3

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 22,691

 51,203

 2.74

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 51,156

 50,000

 AAA/Aa1

 Timberstar Trust, 5.668%, 10/15/36 (144A)

 55,992

 84,258

 2.43

 BBB+/NR

 WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35

 84,362

 82,263

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust, 3.349%, 11/15/43 (144A)

 86,074

 17,536

 BB+/Ba2

 Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35

 17,566

 9,665

 AA+/A1

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 9,972

 50,000

 AA-/NR

 WFDB Commercial Mortgage Trust, 5.914%, 7/5/24 (144A)

 50,806

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $3,889,419)

 $

 3,908,114

 CORPORATE BONDS - 33.2%

 Energy - 4.2%

 Oil & Gas Drilling - 0.1%

 25,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 29,918

 Oil & Gas Equipment & Services - 0.2%

 25,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 $

 24,509

 25,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 32,074

 $

 56,583

 Oil & Gas Exploration & Production - 1.6%

 50,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 54,625

 50,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 56,750

 90,000

 B/B2

 Linn Energy LLC, 6.25%, 11/1/19 (144A)

 84,600

 51,000

 B/B2

 Linn Energy LLC, 8.625%, 4/15/20

 53,040

 23,000

 BBB/Baa1

 Marathon Oil Corp., 5.9%, 3/15/18

 26,341

 70,000

 BBB/Baa3

 Plains Exploration & Production Co., 6.75%, 2/1/22

 74,945

 100,000

 BB/Ba3

 Range Resources Corp., 5.0%, 3/15/23

 100,000

 $

 450,301

 Oil & Gas Refining & Marketing - 0.4%

 40,000

 A/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 46,039

 25,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 29,011

 21,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 27,496

 $

 102,546

 Oil & Gas Storage & Transportation - 1.4%

 25,000

 BBB-/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 28,049

 25,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 32,099

 50,000

 5.85

 BB+/Baa3

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 47,750

 65,000

 7.00

 BBB-/Baa2

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 68,412

 70,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 70,636

 10,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 11,574

 25,000

 BBB/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 28,635

 10,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 11,515

 10,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 11,726

 60,000

 BBB-/Baa3

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 63,058

 13,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 15,305

 $

 388,759

 Coal & Consumable Fuels - 0.5%

 45,000

 B+/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 38,588

 25,000

 BB-/B1

 Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)

 23,125

 75,000

 B-/B2

 Penn Virginia Resource Partners LP, 8.375%, 6/1/20

 79,688

 $

 141,401

 Total Energy

 $

 1,169,508

 Materials - 2.0%

 Diversified Chemicals - 0.1%

 20,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 19,198

 Construction Materials - 0.6%

 150,000

 B/NR

 Cemex SAB de CV, 5.875%, 3/25/19 (144A)

 $

 150,000

 30,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 33,990

 $

 183,990

 Aluminum - 0.1%

 25,000

 BBB-/Ba1

 Alcoa, Inc., 6.15%, 8/15/20

 $

 25,872

 Diversified Metals & Mining - 0.4%

 50,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 39,828

 35,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 29,668

 45,000

 BBB/Baa3

 Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 (144A)

 40,712

 $

 110,208

 Gold - 0.1%

 35,000

 BBB+/Baa2

 Goldcorp, Inc., 3.7%, 3/15/23

 $

 31,452

 Steel - 0.7%

 30,000

 BB+/Ba1

 ArcelorMittal, 6.125%, 6/1/18

 $

 31,500

 25,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 27,500

 25,000

 BBB/Baa2

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 22,394

 100,000

 NR/B3

 Metinvest BV, 10.25%, 5/20/15 (144A)

 103,020

 $

 184,414

 Total Materials

 $

 555,134

 Capital Goods - 1.4%

 Aerospace & Defense - 0.2%

 50,000

 BB/Ba2

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 51,875

 Building Products - 0.4%

 25,000

 BBB-/Ba3

 Masco Corp., 5.95%, 3/15/22

 $

 26,750

 85,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 96,262

 $

 123,012

 Electrical Components & Equipment - 0.1%

 25,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $

 25,750

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 60,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 $

 56,852

 10,000

 A/A3

 Cummins, Inc., 6.75%, 2/15/27

 11,457

 $

 68,309

 Industrial Machinery - 0.1%

 20,000

 BBB/Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 22,629

 Trading Companies & Distributors - 0.4%

 55,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 58,825

 40,000

 BBB/Baa2

 GATX Corp., 6.0%, 2/15/18

 44,666

 $

 103,491

 Total Capital Goods

 $

 395,066

 Transportation - 1.7%

 Air Freight & Logistics - 0.3%

 75,000

 CCC+/B2

 CEVA Group Plc, 8.375%, 12/1/17 (144A)

 $

 75,375

 Airlines - 0.7%

 100,000

 A-/Baa3

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 5/15/25 (144A)

 $

 99,750

 12,320

 A/Baa1

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 13,275

 100,000

 BBB/Ba1

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25

 95,500

 $

 208,525

 Railroads - 0.1%

 25,000

 BBB+/A3

 Burlington Northern Santa Fe LLC, 5.75%, 3/15/18

 $

 29,024

 Airport Services - 0.6%

 150,000

 B/NR

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 154,509

 Total Transportation

 $

 467,433

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.4%

 100,000

 B+/B3

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 $

 103,750

 6,000

 B+/B1

 Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)

 6,323

 $

 110,073

 Total Automobiles & Components

 $

 110,073

 Consumer Durables & Apparel - 0.1%

 Home Furnishings - 0.1%

 25,000

 BBB-/Ba1

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 24,081

 Total Consumer Durables & Apparel

 $

 24,081

 Consumer Services - 0.6%

 Casinos & Gaming - 0.1%

 25,000

 BBB/Baa2

 International Game Technology, 7.5%, 6/15/19

 $

 28,850

 Education Services - 0.5%

 25,000

 NR/Aa2

 Bowdoin College, 4.693%, 7/1/12

 $

 21,546

 25,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 29,520

 75,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 70,569

 25,000

 AAA/Aaa

 Yale University, 2.9%, 10/15/14

 25,711

 $

 147,346

 Total Consumer Services

 $

 176,196

 Media - 0.2%

 Cable & Satellite - 0.2%

 25,000

 BBB+/Baa1

 British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)

 $

 28,732

 10,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 11,641

 5,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 5,924

 $

 46,297

 Total Media

 $

 46,297

 Retailing - 0.2%

 Internet Retail - 0.2%

 50,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 52,383

 Total Retailing

 $

 52,383

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 14,089

 BBB+/Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 15,259

 Total Food & Staples Retailing

 $

 15,259

 Food, Beverage & Tobacco - 1.5%

 Brewers - 0.1%

 20,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 25,347

 Agricultural Products - 0.2%

 50,000

 BBB/Baa2

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 52,045

 Packaged Foods & Meats - 1.2%

 50,000

 B+/B1

 B&G Foods, Inc., 4.625%, 6/1/21

 $

 48,312

 70,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 70,086

 45,000

 BBB-/Baa2

 Mondelez International, Inc., 6.5%, 2/9/40

 54,365

 150,000

 B+/B1

 Post Holdings, Inc., 7.375%, 2/15/22

 160,875

 $

 333,638

 Tobacco - 0.0%†

 20,000

 BBB-/Baa2

 Lorillard Tobacco Co., 3.75%, 5/20/23

 $

 18,237

 Total Food, Beverage & Tobacco

 $

 429,267

 Health Care Equipment & Services - 0.5%

 Health Care Services - 0.2%

 50,000

 AA-/Aa3

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 45,749

 Health Care Technology - 0.3%

 75,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 80,438

 Total Health Care Equipment & Services

 $

 126,187

 Banks - 5.7%

 Diversified Banks - 4.3%

 NOK

 250,000

 AAA/Aaa

 Asian Development Bank, 3.375%, 5/20/14

 $

 43,064

 EURO

 50,000

 NR/Aaa

 AXA Bank Europe SCF, 3.5%, 11/5/20

 73,892

 AUD

 100,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Australia, 6.0%, 10/29/15

 94,768

 75,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 75,496

 TRY

 40,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3/3/15

 18,068

 EURO

 50,000

 NR/Aaa

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20

 72,580

 IDR

 850,000,000

 NR/Aaa

 Inter-American Development Bank, 4.5%, 2/4/16

 74,674

 NOK

 1,500,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 3.25%, 4/14/14

 257,386

 AUD

 185,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 5.75%, 10/21/19

 182,763

 BRL

 400,000

 AAA/Aaa

 International Finance Corp., 5.0%, 12/21/15

 160,021

 100,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 101,359

 50,000

 4.50

 NR/Baa3

 Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)

 44,812

 $

 1,198,883

 Regional Banks - 1.2%

 25,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 $

 28,711

 75,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 78,784

 65,000

 4.49

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 64,756

 115,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 122,475

 20,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 23,049

 $

 317,775

 Thrifts & Mortgage Finance - 0.2%

 50,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 52,474

 Total Banks

 $

 1,569,132

 Diversified Financials - 4.6%

 Other Diversified Financial Services - 1.7%

 25,000

 A-/NR

 Carlyle Holdings Finance LLC, 3.875%, 2/1/23 (144A)

 $

 24,249

 TRY

 65,000

 AAA/Aaa

 European Investment Bank, 3/2/15

 29,640

 100,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 112,500

 NZD

 100,000

 A/A2

 JPMorgan Chase & Co., 4.25%, 11/2/18

 76,104

 25,000

 A/A2

 JPMorgan Chase & Co., 6.0%, 1/15/18

 28,748

 100,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 111,250

 100,000

 A-/NR

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 90,638

 $

 473,129

 Specialized Finance - 0.4%

 91,000

 BBB-/WR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 94,199

 10,000

 A+/A1

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 11,501

 $

 105,700

 Consumer Finance - 0.2%

 35,000

 A+/A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 $

 35,334

 25,000

 A/A2

 Caterpillar Financial Services Corp., 7.05%, 10/1/18

 30,918

 $

 66,252

 Asset Management & Custody Banks - 0.2%

 5,000

 A-/A3

 Eaton Vance Corp., 6.5%, 10/2/17

 $

 5,744

 50,000

 BBB/NR

 Prospect Capital Corp., 5.875%, 3/15/23

 47,537

 $

 53,281

 Investment Banking & Brokerage - 2.1%

 110,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 12/1/49 (Perpetual)

 $

 86,762

 35,000

 BBB/Baa3

 Jefferies Group LLC, 5.125%, 4/13/18

 37,164

 50,000

 BBB/Baa3

 Jefferies Group LLC, 6.875%, 4/15/21

 56,070

 25,000

 BBB/Baa3

 Jefferies Group LLC, 8.5%, 7/15/19

 30,726

 10,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 10,726

 100,000

 BBB+/Baa3

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 119,408

 75,000

 BBB+/Baa2

 Morgan Stanley, 4.1%, 5/22/23

 70,408

 50,000

 BBB+/Baa2

 Morgan Stanley, 4.875%, 11/1/22

 50,113

 10,000

 A-/Baa1

 Morgan Stanley, 5.5%, 1/26/20

 10,996

 25,000

 BBB/Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 26,484

 90,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 87,423

 $

 586,280

 Total Diversified Financials

 $

 1,284,642

 Insurance - 3.7%

 Life & Health Insurance - 1.2%

 35,000

 BBB+/WR

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 40,909

 15,000

 A-/Baa1

 Lincoln National Corp., 8.75%, 7/1/19

 19,502

 25,000

 6.05

 BBB/Baa3

 Lincoln National Corp., Floating Rate Note, 4/20/67

 25,000

 35,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 53,200

 45,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 54,657

 100,000

 5.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 101,000

 $

 294,268

 Multi-line Insurance - 0.4%

 60,000

 BBB/A3

 AXA SA, 8.6%, 12/15/30

 $

 72,671

 40,000

 BBB-/Baa3

 Genworth Holdings, Inc., 7.2%, 2/15/21

 46,419

 $

 119,090

 Property & Casualty Insurance - 1.4%

 20,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 $

 19,639

 100,000

 6.80

 BBB/Baa3

 QBE Capital Funding II LP, Floating Rate Note (Perpetual) (144A)

 100,625

 95,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 98,800

 110,000

 6.50

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 5/15/57

 118,525

 50,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 57,036

 $

 394,625

 Reinsurance - 0.7%

 50,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 $

 49,106

 50,000

 NR/NR

 Pangaea Re, 0.0%, 10/1/15 (Cat Bond) (d)

 51,540

 40,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 44,551

 35,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 35,350

 25,000

 5.88

 NR/NR

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 26,000

 $

 206,547

 Total Insurance

 $

 1,014,530

 Real Estate - 1.4%

 Diversified REIT's - 0.1%

 20,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 21,015

 10,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 10,893

 $

 31,908

 Office REIT's - 0.6%

 40,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 41,000

 25,000

 BBB-/Baa3

 Corporate Office Properties LP, 3.6%, 5/15/23 (144A)

 23,153

 35,000

 BBB/Baa2

 Highwoods Realty LP, 3.625%, 1/15/23

 32,810

 25,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 25,515

 50,000

 BBB/Baa2

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 45,509

 $

 167,987

 Retail REIT's - 0.1%

 35,000

 BBB-/Baa3

 DDR Corp., 7.5%, 4/1/17

 $

 41,020

 Specialized REIT's - 0.6%

 10,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 $

 11,251

 25,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 28,161

 40,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 40,433

 25,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 25,874

 45,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 49,921

 $

 155,640

 Total Real Estate

 $

 396,555

 Software & Services - 0.2%

 Data Processing & Outsourced Services - 0.2%

 50,000

 BB-/Ba2

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 50,875

 Total Software & Services

 $

 50,875

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 25,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 29,371

 Total Semiconductors & Semiconductor Equipment

 $

 29,371

 Telecommunication Services - 2.3%

 Integrated Telecommunication Services - 1.3%

 CHF

 40,000

 BBB+/Baa1

 Deutsche Telekom AG, 3.75%, 4/22/14

 $

 44,441

 30,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 33,300

 45,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 47,670

 45,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 46,674

 20,000

 A/A2

 Qtel International Finance, Ltd., 6.5%, 6/10/14 (144A)

 20,800

 EURO

 50,000

 BBB/Baa2

 Telefonica Emisiones SAU, 5.496%, 4/1/16

 72,725

 75,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 82,594

 25,000

 NR/NR

 Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)

 23,856

 $

 372,060

 Wireless Telecommunication Services - 1.0%

 30,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 31,918

 75,000

 BB/Ba3

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 78,750

 RUB

 5,000,000

 BB/Ba3

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 152,481

 $

 263,149

 Total Telecommunication Services

 $

 635,209

 Utilities - 1.3%

 Electric Utilities - 1.1%

 10,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 11,720

 25,000

 BBB/Baa2

 Commonwealth Edison Co., 6.95%, 7/15/18

 29,580

 100,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 95,625

 10,000

 6.70

 BB+/Ba1

 PPL Capital Funding, Inc., Floating Rate Note, 3/30/67

 10,400

 70,000

 BBB/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 83,790

 50,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note (Perpetual)

 53,500

 10,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 11,510

 $

 296,125

 Multi-Utilities - 0.1%

 25,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 27,988

 Independent Power Producers & Energy Traders - 0.1%

 36,457

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 $

 36,936

 Total Utilities

 $

 361,049

 Government - 1.0%

 Government - 1.0%

 200,000

 BBB/NR

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 $

 192,000

 TRY

 50,000

 AAA/NR

 European Bank for Reconstruction & Development, 0.5%, 2/26/15

 22,866

 GBP

 50,000

 AAA/NR

 European Bank for Reconstruction & Development, 1.875%, 12/10/13

 76,601

 $

 291,467

 Total Government

 $

 291,467

 TOTAL CORPORATE BONDS

 (Cost $8,897,729)

 $

 9,199,714

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.9%

 251,284

 AAA/Aaa

 Fannie Mae, 3.5%, 9/1/42

 $

 253,597

 41,544

 AAA/Aaa

 Fannie Mae, 4.5%, 4/1/41

 44,069

 44,580

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 48,701

 110,871

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 118,693

 95,274

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 102,016

 69,818

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/37

 77,577

 40,725

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/38

 45,885

 124,933

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/38

 140,808

 97,877

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 104,461

 60,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 2/15/36

 69,900

 60,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 70,031

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $1,044,703)

 $

 1,075,738

 FOREIGN GOVERNMENT BONDS - 29.8%

 AUD

 100,000

 NR/Aaa

 Australia Government Bond, 5.75%, 5/15/21

 $

 103,673

 EURO

 50,000

 AA+/Aaa

 Austria Government Bond, 4.15%, 3/15/37 (144A)

 83,142

 EURO

 50,000

 AA+/Aaa

 Austria Government Bond, 4.35%, 3/15/19 (144A)

 78,286

 EURO

 25,000

 NR/Aa3

 Belgium Government Bond, 5.5%, 3/28/28

 43,049

 200,000

 BB+/Ba1

 Croatia Government International Bond, 5.5%, 4/4/23 (144A)

 198,000

 DKK

 250,000

 AAA/Aaa

 Denmark Government Bond, 4.5%, 11/15/39

 62,890

 COP

 124,000,000

 NR/Ba1

 Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)

 57,918

 EURO

 300,000

 AAA/Aaa

 Finland Government Bond, 4.375%, 7/4/19

 473,370

 GHS

 10,000

 NR/NR

 Ghana Government Bond, 16.9%, 3/7/16

 4,519

 GHS

 100,000

 NR/NR

 Ghana Government Bond, 19.24%, 5/30/16

 47,272

 GHS

 380,000

 NR/NR

 Ghana Government Bond, 21.0%, 10/26/15

 185,366

 IDR

 100,000,000

 BB+/NR

 Indonesia Recapitalization Bond, 14.275%, 12/15/13

 9,971

 IDR

 222,000,000

 NR/Baa3

 Indonesia Treasury Bond, 6.125%, 5/15/28

 17,953

 IDR

 200,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.0%, 5/15/27

 17,742

 IDR

 2,500,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.375%, 9/15/16

 244,064

 IDR

 1,210,000,000

 NR/Baa3

 Indonesia Treasury Bond, 8.25%, 6/15/32

 117,755

 IDR

 25,000,000

 NR/Baa3

 Indonesia Treasury Bond, 9.0%, 9/15/13

 2,436

 EURO

 90,000

 BBB+/Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 126,593

 EURO

 35,000

 BBB+/Ba1

 Ireland Government Bond, 5.0%, 10/18/20

 50,562

 EURO

 50,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/16

 69,242

 EURO

 100,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A)

 138,260

 EURO

 25,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 6.5%, 11/1/27

 39,094

 JPY

 46,500,000

 NR/Aa3

 Japan Government Ten Year Bond, 1.0%, 12/20/21

 487,679

 JPY

 30,000,000

 NR/Aa3

 Japan Government Ten Year Bond, 1.7%, 9/20/16

 321,622

 JPY

 5,000,000

 NR/Aa3

 Japan Government Thirty Year Bond, 2.3%, 12/20/36

 56,494

 JPY

 27,000,000

 NR/Aa3

 Japan Government Twenty Year Bond, 1.5%, 3/20/19

 293,901

 MYR

 885,000

 NR/NR

 Malaysia Government Bond, 3.418%, 8/15/22

 259,080

 MXN

 1,290,000

 A-/Baa1

 Mexican Bonos, 6.5%, 6/9/22

 105,028

 MXN

 100,000

 A-/Baa1

 Mexican Bonos, 7.5%, 6/3/27

 8,619

 MXN

 250,000

 A-/Baa1

 Mexican Bonos, 9.5%, 12/18/14

 20,990

 MXN

 2,374,982

 A-/Baa1

 Mexican Udibonos, 2.0%, 6/9/22

 184,635

 MXN

 5,937,456

 A-/Baa1

 Mexican Udibonos, 3.5%, 12/14/17

 506,938

 EURO

 91,000

 NR/Aaa

 Netherlands Government Bond, 5.5%, 1/15/28 (144A)

 167,277

 NGN

 19,000,000

 NR/NR

 Nigeria Government Bond, 16.0%, 6/29/19

 128,646

 NGN

 7,000,000

 NR/NR

 Nigeria Treasury Bill, 2/6/14

 40,760

 NGN

 15,000,000

 NR/NR

 Nigeria Treasury Bill, 3/6/14

 86,439

 NGN

 25,000,000

 NR/NR

 Nigeria Treasury Bill, 4/10/14

 142,640

 NGN

 15,000,000

 NR/NR

 Nigeria Treasury Bill, 4/24/14

 85,171

 NOK

 300,000

 AAA/Aaa

 Norway Government Bond, 2.0%, 5/24/23

 47,972

 NOK

 665,000

 AAA/Aaa

 Norway Government Bond, 4.25%, 5/19/17

 123,352

 NOK

 240,000

 AAA/Aaa

 Norway Government Bond, 4.5%, 5/22/19

 45,986

 NOK

 875,000

 AAA/Aaa

 Norway Government Bond, 5.0%, 5/15/15

 157,962

 PHP

 6,480,000

 NR/Ba1

 Philippine Government Bond, 5.875%, 3/1/32

 180,257

 PHP

 2,970,000

 NR/Ba1

 Philippine Government Bond, 7.625%, 9/29/36

 99,913

 PHP

 800,000

 NR/Ba1

 Philippine Government Bond, 8.0%, 7/19/31

 27,151

 PLN

 1,400,000

 A/A2

 Poland Government Bond, 5.25%, 10/25/17

 472,424

 NZD

 250,000

 AA-/Aa2

 Province of Ontario Canada, 6.25%, 6/16/15

 209,581

 AUD

 100,000

 AA+/Aa1

 Queensland Treasury Corp., 5.75%, 7/22/24

 97,250

 AUD

 120,000

 AA+/Aa1

 Queensland Treasury Corp., 6.0%, 7/21/22

 119,730

 RON

 770,000

 NR/NR

 Romania Government Bond, 5.85%, 4/26/23

 245,282

 RON

 200,000

 NR/NR

 Romania Government Bond, 5.9%, 7/26/17

 62,876

 RUB

 4,200,000

 BBB+/Baa1

 Russian Federal Bond - OFZ, 7.5%, 3/15/18

 132,916

 RUB

 9,000,000

 BBB+/Baa1

 Russian Federal Bond - OFZ, 8.15%, 2/3/27

 284,022

 200,000

 B/NR

 Rwanda International Government Bond, 6.625%, 5/2/23 (144A)

 178,500

 EURO

 100,000

 BBB-/Baa3

 Spain Government Bond, 4.1%, 7/30/18

 137,711

 TRY

 230,000

 NR/NR

 Turkey Government Bond, 10.5%, 1/15/20

 126,820

 200,000

 B/B3

 Ukraine Government International Bond, 7.5%, 4/17/23 (144A)

 174,750

 GBP

 70,000

 NR/Aa1

 United Kingdom Gilt, 4.25%, 9/7/39

 121,343

 GBP

 75,000

 NR/Aa1

 United Kingdom Gilt, 8.75%, 8/25/17

 149,950

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $8,520,486)

 $

 8,262,824

 MUNICIPAL BONDS - 3.3%

 Municipal Airport - 0.0%†

 20,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 22,209

 Municipal Development - 0.2%

 50,000

 AA-/Aa3

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 56,040

 Municipal General - 0.3%

 70,000

 AA/A2

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 65,358

 20,000

 AA/A2

 JobsOhio Beverage System, 4.532%, 1/1/35

 19,128

 $

 84,486

 Higher Municipal Education - 1.8%

 25,000

 A+/NR

 Baylor University, 4.313%, 3/1/42

 $

 22,524

 50,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 52,276

 25,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 26,301

 50,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 50,757

 25,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 24,621

 70,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 78,048

 25,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 29,794

 10,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/36

 11,084

 30,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 31,209

 50,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 52,316

 50,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 51,590

 20,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 21,742

 50,000

 AA/Aa1

 University of California, 3.38%, 5/15/28

 46,088

 $

 498,350

 Municipal Medical - 0.1%

 25,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 25,810

 Municipal Power - 0.1%

 25,000

 AA-/A1

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 25,590

 Municipal Transportation - 0.2%

 50,000

 AA/Aa2

 Harris County Metropolitan Transit Authority, 5.0%, 11/1/41

 $

 50,876

 Municipal Water - 0.4%

 45,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41

 $

 47,156

 20,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 20,457

 45,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 45,279

 $

 112,892

 Municipal Obligation - 0.2%

 50,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 $

 51,936

 TOTAL MUNICIPAL BONDS

 (Cost $927,140)

 $

 928,189

 SENIOR FLOATING RATE LOAN INTERESTS - 0.2%**

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.2%

 49,524

 0.00

 BB/Ba3

 West Corp., Term B-8 Loan, 6/30/18

 $

 49,818

 Total Telecommunication Services

 $

 49,818

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $50,374)

 $

 49,818

 TEMPORARY CASH INVESTMENTS - 4.3%

 Repurchase Agreements - 4.3%

 1,195,000

 NR/Aaa

 Deutsche Bank AG, 0.08%, dated 7/31/13, repurchase price of $1,195,000 plus accrued interest on 8/1/13 collateralized by the following:

 $111,486 U.S. Treasury Bills, 0.0%, 8/1/23-5/1/14

 $344,683 U.S. Treasury Bonds, 2.375-10.625%, 8/15/15-2/15/42

 $437,036 U.S. Treasury Notes, 0.125-4.75%, 8/15/13-11/15/20

 $326,483 U.S. Treasury Strips, 0.0%, 8/15/13-5/15/43

 $

 1,195,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $1,195,000)

 $

 1,195,000

 TOTAL INVESTMENT IN SECURITIES - 97.0%

 (Cost $26,667,068) (a)

 $

 26,888,364

 OTHER ASSETS & LIABILITIES - 3.0%

 $

 833,803

 TOTAL NET ASSETS - 100.0%

 $

 27,722,167

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 †

 Amount rounds to less than 0.1%.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REITs

 Real Estate Investment Trust.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Perpetual)

 Security with no stated maturity date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2013, the value of these securities amounted to $5,671,198 or 20.5% of total net assets.

 (a)

 At July 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $26,667,675 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 1,288,127

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,067,438)

 Net unrealized appreciation

 $

 220,689

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security represents the interest only portion of payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Security issued with a zero coupon. Income is accrued through accretion of discount.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 CHF

 Swiss Franc

 COP

 Colombian Peso

 DKK

 Danish Kroner

 EURO

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanaian Cedi

 IDR

 Indonesian Rupiah

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 MYR

 Malaysian Ringgit

 NGN

 Nigerian Naira

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 PHP

 Philippine Peso

 PLN

 New Polish Zloty

 RON

 Romanian Leu

 RUB

 Russian Ruble

 TRY

 Turkish Lira

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
651,160

$
-

$
651,160

 Preferred Stocks

373,880

51,609

51,235

476,724

 Convertible Preferred Stocks

151,190

-

-

151,190

 Asset Backed Securities

-

989,893

-

989,893

 Collateralized Mortgage Obligations

-

3,908,114

-

3,908,114

 Corporate Bonds

-

9,148,174

51,540

9,199,714

 U.S. Government and Agency Obligations

-

1,075,738

-

1,075,738

 Muncipal Bonds

-

928,189

-

928,189

 Foreign Government Bond

-

8,262,824

-

8,262,824

 Senior Floating Rate Loan Interests

-

49,818

-

49,818

 Repurchase Agreements

-

1,195,000

-

1,195,000

 Total

$
525,070

$
26,260,519

$
102,775

$
26,888,364

 Other Financial Instruments

 Forward Foreign Currency Portfolio Hedge Contracts

$
-

$
6,343

$
-

$
6,343

 Futures Contracts

(34,000
)

-

-

(34,000
)

 Total Other Financial Instruments

$
(34,000
)

$
6,343

$
-

$
(27,657
)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/12

$
-

$
-

$
-

 Realized gain (loss)

-

-

-

 Change in unrealized appreciation (depreciation)1

1,235

1,540

2,775

 Net purchases

50,000

50,000

100,000

 Transfers in and out of Level 3

-

-

-

 Balance as of 7/31/13

51,235

51,540

102,775

 1

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/13

$
2,775

 Pioneer Emerging Markets Local Currency Debt Fund

 Schedule of Investments 7/31/13

 Principal Amount ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CORPORATE BONDS - 38.2%

 Transportation - 2.8%

 Railroads - 2.8%

 RUB

 12,000,000

 BBB/Baa1

 Russian Railways via RZD Capital Plc, 8.3%, 4/2/19

 $

 372,326

 Total Transportation

 $

 372,326

 Food, Beverage & Tobacco - 1.5%

 Agricultural Products - 1.5%

 BRL

 500,000

 NR/Ba2

 Cosan Luxembourg SA, 9.5%, 3/14/18

 $

 209,161

 Total Food, Beverage & Tobacco

 $

 209,161

 Banks - 16.2%

 Diversified Banks - 16.2%

 TRY

 520,000

 NR/Baa2

 Akbank TAS, 7.5%, 2/5/18

 $

 242,036

 BRL

 700,000

 BBB-/Baa3

 Banco ABC Brasil SA, 8.5%, 3/28/16

 286,677

 BRL

 300,000

 BBB/Baa1

 Banco Santander Brasil SA Cayman Islands, 8.0%, 3/18/16

 122,368

 CLP

 50,000,000

 A/Aa3

 Banco Santander Chile, 6.5%, 9/22/20

 95,910

 RUB

 13,000,000

 NR/Aa3

 Export-Import Bank of Korea, 7.55%, 8/27/15

 389,603

 RUB

 12,000,000

 NR/Baa3

 Gazprombank OJSC Via GPB Eurobond Finance Plc, 8.617%, 12/15/15

 367,046

 BRL

 400,000

 NR/Baa1

 Itau Unibanco Holding SA, 10.5%, 11/23/15

 177,870

 TRY

 520,000

 NR/NR

 Turkiye Is Bankasi, 10/9/13

 264,634

 TRY

 500,000

 NR/NR

 Turkiye Is Bankasi, 8/12/13

 257,724

 $

 2,203,868

 Total Banks

 $

 2,203,868

 Diversified Financials - 8.3%

 Other Diversified Financial Services - 8.3%

 BRL

 700,000

 NR/Baa2

 Banco Safra SA, 10.25%, 8/8/16

 $

 303,586

 ZAR

 6,600,000

 A-/NR

 Development Bank of Southern Africa, Ltd., 12/31/27

 188,753

 PLN

 870,000

 AAA/Aaa

 European Investment Bank, 4.25%, 10/25/22

 276,470

 RUB

 12,000,000

 BBB/Baa3

 Federal Grid Co OJS via Federal Grid Finance, Ltd., 8.446%, 3/13/19

 357,975

 $

 1,126,784

 Total Diversified Financials

 $

 1,126,784

 Telecommunication Services - 3.7%

 Integrated Telecommunication Services - 0.9%

 BRL

 300,000

 BBB-/Baa3

 Oi SA, 9.75%, 9/15/16

 $

 120,556

 Wireless Telecommunication Services - 2.8%

 MXN

 5,000,000

 A-/A2

 America Movil SAB de CV, 6.45%, 12/5/22

 $

 375,198

 Total Telecommunication Services

 $

 495,754

 Utilities - 5.7%

 Electric Utilities - 3.4%

 ZAR

 3,000,000

 NR/NR

 Eskom Holdings SOC, Ltd., 10.0%, 1/25/23

 $

 339,342

 ZAR

 2,000,000

 BBB/Baa3

 Eskom Holdings SOC, Ltd., 12/31/18

 121,177

 $

 460,519

 Independent Power Producers & Energy Traders - 2.3%

 COP

 560,000,000

 BBB/NR

 Emgesa SA ESP, 8.75%, 1/25/21

 $

 316,242

 Total Utilities

 $

 776,761

 TOTAL CORPORATE BONDS

 (Cost $5,992,374)

 $

 5,184,654

 FOREIGN GOVERNMENT BONDS - 55.6%

 COP

 250,000,000

 BBB/Baa3

 Colombia Government International Bond, 12.0%, 10/22/15

 $

 151,009

 HUF

 62,000,000

 BB/Ba1

 Hungary Government Bond, 6.75%, 2/24/17

 289,586

 HUF

 61,000,000

 BB/Ba1

 Hungary Government Bond, 7.75%, 8/24/15

 288,729

 IDR

 2,429,000,000

 BB+/Baa3

 Indonesia Treasury Bond, 10.0%, 7/15/17

 258,885

 IDR

 2,200,000,000

 NR/Baa3

 Indonesia Treasury Bond, 10.0%, 9/15/24

 245,452

 IDR

 2,000,000,000

 NR/Baa3

 Indonesia Treasury Bond, 11.0%, 9/15/25

 237,793

 IDR

 2,500,000,000

 BB+/Baa3

 Indonesia Treasury Bond, 12.8%, 6/15/21

 313,755

 MYR

 920,000

 A/A3

 Malaysia Government Bond, 3.58%, 9/28/18

 279,044

 MYR

 920,000

 NR/A3

 Malaysia Government Bond, 3.741%, 2/27/15

 285,621

 MYR

 900,000

 NR/A3

 Malaysia Government Bond, 4.012%, 9/15/17

 279,474

 MYR

 670,000

 NR/A3

 Malaysia Government Bond, 4.16%, 7/15/21

 206,757

 MYR

 670,000

 NR/A3

 Malaysia Government Bond, 4.378%, 11/29/19

 210,598

 MXN

 1,300,000

 A-/Baa1

 Mexican Bonos, 10.0%, 11/20/36

 135,105

 MXN

 2,000,000

 A-/Baa1

 Mexican Bonos, 10.0%, 12/5/24

 208,692

 MXN

 3,700,000

 A-/Baa1

 Mexican Bonos, 6.0%, 6/18/15

 299,559

 MXN

 3,200,000

 A-/Baa1

 Mexican Bonos, 8.5%, 12/13/18

 290,160

 MXN

 1,750,000

 A-/Baa1

 Mexican Bonos, 9.5%, 12/18/14

 146,929

 PEN

 330,000

 BBB+/Baa2

 Peru Government Bond, 7.84%, 8/12/20

 137,007

 PEN

 300,000

 BBB+/Baa2

 Peru Government Bond, 8.2%, 8/12/26

 134,643

 PLN

 896,469

 A/A2

 Poland Government Bond, 3.0%, 8/24/16

 291,703

 PLN

 900,000

 A/A2

 Poland Government Bond, 4.75%, 10/25/16

 297,231

 PLN

 600,000

 A/A2

 Poland Government Bond, 4.75%, 4/25/17

 198,333

 PLN

 600,000

 A/A2

 Poland Government Bond, 5.25%, 10/25/17

 202,468

 ZAR

 3,533,820

 NR/Baa1

 South Africa Government Bond - CPI Linked, 2.75%, 1/31/22

 390,881

 ZAR

 2,600,000

 NR/Baa1

 South Africa Government Bond, 6.75%, 3/31/21

 251,638

 THB

 13,600,000

 A-/Baa1

 Thailand Government Bond, 2.8%, 10/10/17

 424,781

 THB

 9,000,000

 A-/Baa1

 Thailand Government Bond, 3.625%, 6/16/23

 278,931

 THB

 8,200,000

 A-/Baa1

 Thailand Government Bond, 5.125%, 3/13/18

 280,401

 TRY

 258,110

 NR/NR

 Turkey Government Bond, 4.5%, 2/11/15

 136,651

 TRY

 470,565

 NR/NR

 Turkey Government Bond, 7.0%, 10/1/14

 253,143

 TRY

 250,000

 NR/Baa3

 Turkey Government Bond, 9.0%, 3/5/14

 129,451

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $8,192,210)

 $

 7,534,410

 TEMPORARY CASH INVESTMENTS - 0.7%

 Commercial Paper - 0.7%

 MXN

 1,300,000

 BB/NR

 Consubanco SA Institucion de Banca Multiple, 0.0%, 4/16/14 (b)

 $

 97,184

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $101,282)

 $

 97,184

 TOTAL INVESTMENT IN SECURITIES - 94.5%

 (Cost $14,285,866) (a)

 $

 12,816,248

 OTHER ASSETS & LIABILITIES - 5.5%

 $

 752,584

 TOTAL NET ASSETS - 100.0%

 $

 13,568,832

 NR

 Not rated by either S&P or Moody's.

 (a)

 At July 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $14,285,866 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 25,509

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,495,127)

 Net unrealized depreciation

 $

 (1,469,618)

 (b)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 CLP

 Chilean Peso

 COP

 Columbian Peso

 HUF

 Hungarian Forint

 IDR

 Indonesian Rupiah

 MXN

 Mexican Peso

 MYR

 Malaysian Ringgit

 PEN

 Peruvian Nuevo Sol

 PLN

 New Polish Zloty

 RUB

 Russian Ruble

 THB

 Thai Baht

 TRY

 Turkish Lira

 ZAR

 South African Rand

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
5,184,654

$
-

$
5,184,654

 Foreign Government Bonds

-

7,534,410

-

7,534,410

 Commercial Paper

-

97,184

-

97,184

 Total

$
-

$
12,816,248

$
-

$
12,816,248

 During the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VII By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date September 27, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date September 27, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date September 27, 2013 * Print the name and title of each signing officer under his or her signature.